UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:
Thomas R. Phillips, Esquire		John V. O’Hanlon, Esq.
Hartford Funds Management Company,		Dechert LLP
LLC		One International Place, 40th Floor
690 Lee Road		100 Oliver Street
Wayne, Pennsylvania 19087		Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Har t ford Multifactor ETFs Semi-Annual Report March 31, 2020 (Unaudited) Hartford Multifactor Developed Markets (ex-US) ETF Hartford Multifactor Diversified International ETF1 Hartford Multifactor Emerging Markets ETF Hartford Multifactor Low Volatility US Equity ETF Hartford Multifactor REIT ETF Hartford Multifactor Small Cap ETF2 Hartford Multifactor US Equity ETF 1 Formerly, Hartford Multifactor Low Volatility International Equity ETF 2 Formerly, Hartford Multifactor Global Small Cap ETF Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all Hartford Funds held in your account. If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Multifactor Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report that covers the period from October 1, 2019 through March 31, 2020.

Market Review

During the six months ended March 31, 2020, U.S. stocks, as measured by the S&P 500 Index,1 lost 12.31%. The results for the period clearly reflect the impact of the coronavirus disease (COVID-19) pandemic on world economic growth and the virtual shutdown of economic activity stemming from the need for social distancing.

Prior to the initial COVID-19 outbreak in China in early 2020, “normal” macro events dominated the headlines. The new United States-Mexico-Canada Agreement signed in early 2020 was seen as a potential positive for North American trade. Tensions around the U.S.-China trade dispute receded with the signing in January of a Phase One agreement on tariffs and trade reforms. In the U.S., investors appeared to take the impeachment trial of President Trump in stride.

But the rapid global spread of the novel coronavirus changed everything, resulting in extreme market volatility, widespread expectations of a global recession, and the official end of the longest bull market in U.S. economic history. Central banks around the world, including the U.S. Federal Reserve Board (Fed), moved quickly to ratchet down key interest rates in an effort to inject liquidity into the markets. On March 3, 2020, the Fed reduced its key interest rate by a full half-percent. A follow-up reduction has left rates near zero. The Fed also embarked on $700 billion in new debt purchases.

As worldwide COVID-19 infection rates and deaths mounted, Western governments, including the U.S., unveiled broad and extensive fiscal policy initiatives designed to encourage workers to stay home, help businesses avoid layoffs, and subsidize the struggling healthcare system’s efforts to combat the virus.

On March 6, 2020, a bipartisan bill creating a $7 billion disaster-assistance loan package for small businesses impacted by COVID-19 was passed by the U.S. Congress and signed into law. Then, on March 27, 2020, a massive $2 trillion economic stimulus package – the largest fiscal rescue package in U.S. history – was enacted. The package provided, among other things, up to $400 billion in small business loans designed primarily to cover employee salaries, rent, paid leave, and other necessities. The law also provided direct cash assistance of up to $1,200 for the majority of individuals.

Needless to say, it’s impossible to know the full economic and social impact social distancing will have through a global pandemic of unknown duration. In this uncertain time, it’s more important than ever to maintain a strong relationship with your financial advisor.

Thank you again for investing in Hartford Exchange-Traded Funds. For the most up-to-date information on our complete selection of exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

Hartford Multifactor ETFs

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Overview

March 31, 2020 (Unaudited)

Inception 02/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	-19.58%	-19.15%	0.34%	0.06%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	-19.99%	-19.46%	0.27%	0.02%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	-19.53%	-19.11%	0.48%	0.21%
MSCI World ex USA Index (Net)	-17.23%	-14.89%	-0.76%	-1.06%

[1]	Not Annualized
[2]	Inception: 02/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater in particular geographic regions or countries. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.9%
Consumer Discretionary	10.2
Consumer Staples	10.7
Energy	3.3
Financials	18.9
Health Care	13.3
Industrials	12.1
Information Technology	4.9
Materials	4.6
Real Estate	5.6
Utilities	6.5

Total	99.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Fund Overview

March 31, 2020 (Unaudited)

Inception 05/10/2017 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Diversified International Equity ETF (NAV Return)	-22.76%	-20.94%	-4.52%
Multifactor Diversified International Equity ETF (Market Price Return)	-22.51%	-21.01%	-4.43%
Hartford Multifactor Diversified International Index[3]	-21.77%	—	-23.71%	[5]
Hartford Multifactor Diversified International Spliced Index[4]	-22.71%	-20.81%	-4.38%
MSCI ACWI ex USA Index (Net)	-16.52%	-15.57%	-3.32%

[1]	Not Annualized
[2]	Inception: 05/10/2017
[3]

Effective 11/06/2019, the Fund changed its proprietary custom benchmark index to the Hartford Multifactor Diversified International Index from the Hartford Multifactor Low Volatility International Equity Index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s investment strategy.

[4]

The Hartford Multifactor Diversified International Spliced Index is calculated by Lattice. The returns for the Spliced Index from 11/06/2019 to 03/31/2020 represent the Hartford Multifactor Diversified International Index and returns prior to 11/06/2019 represent the Hartford Multifactor Low Volatility International Equity Index.

[5]	The Hartford Multifactor Diversified International Index commenced operations on 06/28/2019. Reflects cumulative returns from 06/28/2019 to 03/31/2020.

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.3%
Consumer Discretionary	9.5
Consumer Staples	8.1
Energy	4.5
Financials	21.0
Health Care	12.5
Industrials	9.9
Information Technology	9.3
Materials	5.1
Real Estate	5.5
Utilities	4.6

Total	99.3%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Emerging Markets ETF

Fund Overview

March 31, 2020 (Unaudited)

Inception 02/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	-23.31%	-26.21%	-5.19%	-5.53%
Multifactor Emerging Markets ETF (Market Price Return)	-24.15%	-27.49%	-5.51%	-5.81%
Hartford Multifactor Emerging Markets Equity Index	-23.25%	—	—	-27.63%	[3]
Hartford Multifactor Emerging Markets Equity Spliced Index[4]	-23.25%	-25.94%	-4.70%	-5.04%
MSCI Emerging Markets Index (Net)	-14.55%	-17.69%	-0.37%	-0.69%

[1]	Not Annualized
[2]	Inception: 02/25/2015
[3]	Inception: 06/28/2019. Reflects cumulative returns from 06/28/2019 to 03/31/2020.
[4]

The performance of Hartford Multifactor Emerging Markets Equity Spliced Index reflects the performance of the Hartford Risk-Optimized Multifactor Emerging Markets Index through 09/11/2019, and the performance of the Hartford Multifactor Emerging Market Index for the period from 09/11/2019 though 03/31/2020.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Effective September 11, 2019, the Fund changed its proprietary custom benchmark index to Hartford Multifactor Emerging Markets Equity Index from Hartford Risk-Optimized Multifactor Emerging Markets Index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s revised investment strategy. Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.1%
Consumer Discretionary	12.7
Consumer Staples	6.5
Energy	6.0
Financials	23.9
Health Care	4.3
Industrials	5.4
Information Technology	16.0
Materials	7.0
Real Estate	2.6
Utilities	3.3

Total	98.8%

Short-Term Investments	0.2
Other Assets & Liabilities	1.0

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Multifactor Low Volatility US Equity ETF

Fund Overview

March 31, 2020 (Unaudited)

Inception 05/10/2017 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Low Volatility US Equity ETF (NAV Return)	-20.67%	-13.85%	0.82%
Multifactor Low Volatility US Equity ETF (Market Price Return)	-20.84%	-13.95%	0.79%
Hartford Multifactor Low Volatility US Equity Index	-20.73%	-13.80%	0.99%
MSCI USA IMI (Gross)	-13.77%	-9.18%	3.60%

[1]	Not Annualized
[2]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.3%
Consumer Discretionary	13.3
Consumer Staples	9.8
Energy	4.9
Financials	4.8
Health Care	10.1
Industrials	15.3
Information Technology	12.5
Materials	10.0
Real Estate	5.6
Utilities	3.2

Total	99.8%

Short-Term Investments	0.4
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor REIT ETF

Fund Overview

March 31, 2020 (Unaudited)

Inception 10/03/2016 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	Since Inception[2]
Multifactor REIT ETF (NAV Return)	-32.21%	-27.76%	-4.60%
Multifactor REIT ETF (Market Price Return)	-32.55%	-28.20%	-4.75%
Hartford Risk-Optimized Multifactor REIT Index	-32.33%	-27.70%	-4.27%
MSCI US REIT Index (Gross)	-27.56%	-20.99%	-2.66%

[1]	Not Annualized
[2]	Inception: 10/03/2016

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.45%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • A concentration in real estate securities, such as REITs, may subject a fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Real Estate	99.3%
Short-Term Investments	1.4
Other Assets & Liabilities	(0.7)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Fund Overview

March 31, 2020 (Unaudited)

Inception 03/23/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor Small Cap ETF (NAV Return)	-26.63%	-28.22%	-1.26%	-1.38%
Multifactor Small Cap ETF (Market Price Return)	-26.53%	-28.19%	-1.33%	-1.40%
Hartford Multifactor Small Cap Index[3]	-26.46%	—	—	-25.51%	[5]
Hartford Multifactor Small Cap Spliced Index[4]	-26.50%	-28.02%	-0.81%	-0.93%
Russell 2000 Index (Gross)	-23.72%	-23.99%	-0.25%	-0.42%
MSCI ACWI Small Cap Index (Net)	-23.39%	-23.07%	-0.49%	-0.67%

[1]	Not Annualized
[2]	Inception: 03/23/2015
[3]

Effective 11/06/2019, the Fund changed its proprietary custom benchmark index from Hartford Risk-Optimized Multifactor Global Small Cap Index to Hartford Multifactor Small Cap Index and changed its underlying reference index because Lattice, the Fund’s investment adviser, believes that the new indices better reflect the Fund’s revised investment strategy.

[4]

The Hartford Multifactor Small Cap Spliced Index is calculated by Lattice. The returns for the Spliced Index from 11/06/2019 to 03/31/2020 represent the Hartford Multifactor Small Cap Index and returns prior 11/06/2019 represent the Hartford Risk-Optimized Multifactor Global Small Cap Index.

[5]	The Hartford Multifactor Small Cap Index commenced operations on 06/28/2019. Reflects cumulative returns from 06/28/2019 to 03/31/2020.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.34%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small cap securities can have greater risk and volatility than large-cap securities. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.8%
Consumer Discretionary	11.9
Consumer Staples	7.6
Energy	1.8
Financials	15.0
Health Care	18.1
Industrials	14.4
Information Technology	15.4
Materials	5.2
Real Estate	5.9
Utilities	1.0

Total	99.1%

Short-Term Investments	1.5
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor US Equity ETF

Fund Overview

March 31, 2020 (Unaudited)

Inception 02/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

Average Annual Total Returns

for the Periods Ending 03/31/20

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	-18.11%	-13.74%	2.90%	2.77%
Multifactor US Equity ETF (Market Price Return)	-18.18%	-13.83%	2.86%	2.76%
Hartford Multifactor Large Cap Index	-18.08%	—	—	-16.10%	[3]
Hartford Multifactor Large Cap Spliced Index[4]	-18.08%	-13.64%	3.08%	2.94%
Russell 1000 Index (Gross)	-13.01%	-8.03%	6.22%	5.75%
MSCI USA Index (Gross)	-12.31%	-7.14%	6.55%	6.04%

[1]	Not Annualized
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Large Cap Index commenced operations on 06/28/2019. Reflects cumulative returns from 06/28/2019 to 03/31/2020.
[4]

The performance of the Hartford Multifactor Large Cap Spliced Index reflects the performance of the Hartford Risk-Optimized Multifactor US Equity Index through 09/11/2019, and the performance of the Hartford Multifactor Large Cap Index for the period from 09/11/2019 though 03/31/2020.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 25,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Effective September 11, 2019, the Fund changed its proprietary custom benchmark index from Hartford Risk-Optimized Multifactor US Equity Index to Hartford Multifactor Large Cap Index and its underlying reference index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s revised investment strategy. Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended March 31, 2020.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector (1)

as of March 31, 2020

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.3%
Consumer Discretionary	7.3
Consumer Staples	9.0
Energy	1.7
Financials	11.5
Health Care	17.4
Industrials	7.1
Information Technology	22.8
Materials	3.8
Real Estate	5.1
Utilities	5.7

Total	99.7%

Short-Term Investments	1.9
Other Assets & Liabilities	(1.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Multifactor ETFs

Benchmark Glossary (Unaudited)

Hartford Multifactor Diversified International Index seeks to enhance return potential available from investment in developed market (excluding the US) and emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Emerging Markets Equity Index seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Low Volatility International Equity Index seeks to address risks and opportunities within developed (excluding the U.S.) and emerging market stocks by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum, quality and size factors.

Hartford Multifactor Low Volatility US Equity Index seeks to address risks and opportunities within U.S. equities across the capitalization spectrum by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum and quality factors.

Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the United States by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Risk-Optimized Multifactor Emerging Markets Index seeks to balance risks within and across the equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

Hartford Risk-Optimized Multifactor Global Small Cap Index seeks to address risks and opportunities within global small cap stocks by selecting equity securities of companies domiciled within the global small cap equity universe and exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Risk-Optimized Multifactor REIT Index seeks to address risks and opportunities within U.S.-focused equity Real Estate Investment Trusts (REITs) by selecting securities with a favorable combination of factors, including quality, momentum, and value.

Hartford Risk-Optimized Multifactor US Equity Index seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. large cap market indices and active U.S. large cap market strategies.

These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture small cap representation across developed markets and emerging markets countries.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

MSCI USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that is designed to measure the performance of the large and mid cap segments of the U.S. market.

MSCI US REIT Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization weighted index that is comprised of equity REITs.

MSCI USA Investable Market Index (IMI) (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to capture large and mid cap representation across developed markets countries – excluding the United States.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations.

The Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

9

Hartford Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2019 through March 31, 2020. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses paid during the period October 1, 2019 through March 31, 2020	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses paid during the period October 1, 2019 through March 31, 2020	Annualized expense ratio
Hartford Multifactor Developed Markets (ex-US) ETF

$1,000.00	$804.20	$1.31	$1,000.00	$1,023.55	$1.47	0.29%

Hartford Multifactor Diversified International ETF

$1,000.00	$772.40	$1.28	$1,000.00	$1,023.55	$1.47	0.29%

Hartford Multifactor Emerging Markets ETF

$1,000.00	$766.90	$1.94	$1,000.00	$1,022.80	$2.23	0.44%

Hartford Multifactor Low Volatility US Equity ETF

$1,000.00	$793.30	$0.85	$1,000.00	$1,024.05	$0.96	0.19%

Hartford Multifactor REIT ETF

$1,000.00	$677.90	$1.89	$1,000.00	$1,022.75	$2.28	0.45%

Hartford Multifactor Small Cap ETF

$1,000.00	$733.70	$1.52	$1,000.00	$1,023.25	$1.77	0.35%

Hartford Multifactor US Equity ETF

$1,000.00	$818.90	$0.86	$1,000.00	$1,024.05	$0.96	0.19%

10

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 7.3%
925,559	AGL Energy Ltd.	$9,737,938
248,277	Ansell Ltd.	4,131,737
246,379	Australia & New Zealand Banking Group Ltd.	2,557,505
610,877	Bendigo & Adelaide Bank Ltd.	2,344,274
443,061	BHP Group Ltd.	7,858,668
1,704,389	BlueScope Steel Ltd.	9,002,571
553,266	Caltex Australia Ltd.	7,558,145
298,025	CIMIC Group Ltd.	4,240,945
1,058,288	Coca-Cola Amatil Ltd.	5,725,892
45,840	Cochlear Ltd.	5,259,168
269,071	Computershare Ltd.	1,599,091
37,182	CSL Ltd.	6,751,621
679,338	Dexus REIT	3,779,521
751,975	Downer EDI Ltd.	1,371,534
74,133	Flight Centre Travel Group Ltd.(1)(2)(7)	404,683
1,350,650	Fortescue Metals Group Ltd.	8,266,656
1,472,991	GPT Group REIT	3,272,606
282,208	JB Hi-Fi Ltd.(1)	4,836,313
1,886,809	Link Administration Holdings Ltd.	3,730,074
5,946	Macquarie Group Ltd.	312,066
2,955,579	Mirvac Group REIT	3,780,732
5,073,890	Qantas Airways Ltd.	10,030,685
54,453	Ramsay Health Care Ltd.	1,909,026
2,723,528	Scentre Group REIT	2,608,755
327,285	Sonic Healthcare Ltd.	4,873,660
234,949	Suncorp Group Ltd.	1,312,899
3,274,868	Telstra Corp. Ltd.	6,153,457
495,751	Wesfarmers Ltd.	10,398,357
452,962	Woolworths Group Ltd.	9,730,965

		143,539,544

	Austria - 0.2%
30,847	Oesterreichische Post AG	1,103,409
49,282	OMV AG	1,360,519
63,411	UNIQA Insurance Group AG	491,219

		2,955,147

	Belgium - 2.1%
7,582	Ackermans & van Haaren N.V.	987,507
288,725	Ageas	12,010,025
109,879	Colruyt S.A.	5,940,227
19,926	Elia Group S.A.	1,948,066
27,685	KBC Ancora	778,876
148,936	KBC Group N.V.	6,866,912
343,409	Proximus SADP	7,863,934
9,512	Sofina S.A.	1,939,203
24,223	UCB S.A.	2,099,717

		40,434,467

	Canada - 10.3%
186,700	Air Canada*	2,065,918
60,121	Algonquin Power & Utilities Corp.	800,431
284,839	Alimentation Couche-Tard, Inc. Class B	6,633,936
323,714	AltaGas Ltd.	2,899,746
89,232	Atco Ltd. Class I	2,443,089
199,071	Bank of Montreal	9,938,515
77,261	Bank of Nova Scotia	3,119,535
170,618	Barrick Gold Corp.	3,099,857
237,459	BCE, Inc.	9,631,158
158,329	Canadian Apartment Properties REIT	4,737,578
29,628	Canadian Imperial Bank of Commerce	1,706,886
55,662	Canadian Tire Corp. Ltd. Class A	3,321,692
150,140	Canadian Utilities Ltd. Class A	3,548,466
153,671	Capital Power Corp.	2,931,231
185,257	CGI, Inc.*	9,916,557
60,173	Emera, Inc.	2,346,297

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Canada - 10.3% - (continued)
236,019	Empire Co., Ltd. Class A	$4,565,007
2,918	Fairfax Financial Holdings Ltd.	884,472
31,597	Fortis, Inc.	1,204,742
93,599	Genworth MI Canada, Inc.	2,056,304
80,957	George Weston Ltd.	5,723,612
328,988	Great-West Lifeco, Inc.	5,618,926
38,209	Husky Energy, Inc.	95,029
127,952	Hydro One Ltd.(3)	2,277,938
136,355	iA Financial Corp., Inc.	4,238,132
83,467	Imperial Oil Ltd.	932,982
43,204	Intact Financial Corp.	3,691,926
1,591,827	Kinross Gold Corp.*	6,318,771
243,619	Loblaw Cos., Ltd.	12,417,577
32,507	Magna International, Inc.	1,025,671
554,604	Manulife Financial Corp.	6,885,062
135,293	Metro, Inc.	5,409,439
45,341	National Bank of Canada	1,732,601
39,811	Northland Power, Inc.	785,675
45,578	Onex Corp.	1,649,435
33,269	Open Text Corp.	1,150,221
264,077	Parkland Fuel Corp.	4,603,049
588,545	Power Corp. of Canada(1)	9,361,477
192,496	Quebecor, Inc. Class B	4,207,363
313,180	RioCan Real Estate Investment Trust REIT	3,549,087
151,230	Rogers Communications, Inc. Class B	6,241,086
120,096	Royal Bank of Canada	7,355,020
88,375	Saputo, Inc.	2,101,107
84,788	Shaw Communications, Inc. Class B	1,359,968
139,641	Stantec, Inc.	3,531,862
297,745	Sun Life Financial, Inc.	9,469,854
128,845	Suncor Energy, Inc.	2,033,132
19,532	TC Energy Corp.(1)	858,346
533,653	TELUS Corp.	8,342,136
49,480	Toromont Industries Ltd.	2,143,143

		202,961,044

	China - 0.1%
313,000	Kerry Logistics Network Ltd.	388,075
3,508,500	Yangzijiang Shipbuilding Holdings Ltd.	2,045,198

		2,433,273

	Denmark - 2.5%
7,946	Carlsberg A/S Class B	899,428
43,369	Coloplast A/S Class B	6,291,591
9,106	GN Store Nord A/S	406,776
195,992	H. Lundbeck A/S	5,815,667
201,952	ISS A/S	2,775,919
278,009	Novo Nordisk A/S Class B	16,725,589
56,179	Orsted A/S(3)	5,504,894
168,590	Pandora A/S	5,476,051
10,690	Rockwool International A/S Class B	1,933,405
21,329	Royal Unibrew A/S	1,537,703
31,871	Topdanmark A/S	1,284,063

		48,651,086

	Finland - 0.7%
40,432	Elisa Oyj	2,505,680
81,848	Kesko Oyj Class B	4,634,080
10,163	Kone Oyj Class B	575,633
74,957	Nordea Bank Abp	424,275
46,300	Orion Oyj Class B	1,893,924
52,937	Sampo Oyj Class A	1,546,227
25,188	TietoEVRY Oyj	546,671
32,382	Valmet Oyj	634,942

		12,761,432

The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	France - 6.1%
399,748	Air France-KLM*(1)	$2,236,103
107,734	Alstom S.A.	4,508,574
29,015	Arkema S.A.	2,005,713
132,013	AXA S.A.	2,286,913
33,792	BioMerieux	3,804,232
429,378	Bouygues S.A.	12,588,732
109,916	Cie Generale des Etablissements Michelin SCA	9,776,272
191,703	CNP Assurances	1,876,288
15,363	Covivio REIT	865,610
69,706	Credit Agricole S.A.	511,684
97,870	Eiffage S.A.	6,926,519
13,454	Eurazeo SE	607,030
34,405	Faurecia SE	1,030,600
31,392	Gecina S.A. REIT	4,157,498
38,564	Ipsen S.A.	1,996,392
61,100	Korian S.A.	1,895,948
34,558	Nexity S.A.	1,062,484
487,852	Orange S.A.	5,960,519
704,553	Peugeot S.A.	9,404,409
54,927	Rubis SCA	2,293,826
113,130	Sanofi	9,947,934
144,518	SCOR SE	3,184,134
90,204	Societe BIC S.A.	5,032,949
326,545	Societe Generale S.A.	5,499,213
23,668	Sodexo S.A.	1,600,774
645,236	Suez	6,567,273
268,541	TOTAL S.A.(1)	10,427,901
59,661	Veolia Environnement S.A.	1,274,893

		119,330,417

	Germany - 4.7%
51,413	Allianz SE	8,850,061
211,715	Alstria Office AG REIT	3,029,249
12,427	Carl Zeiss Meditec AG	1,204,699
164,421	Covestro AG(3)	5,028,055
470,750	Deutsche Lufthansa AG	4,422,535
38,946	Deutsche Post AG	1,058,723
581,090	Deutsche Telekom AG	7,532,621
90,636	Fresenius SE & Co. KGaA	3,374,352
47,195	Hannover Rueck SE	6,783,800
7,953	HeidelbergCement AG	341,116
99,477	Hella KGaA Hueck & Co.	2,899,055
64,411	Hochtief AG	4,275,837
25,446	LEG Immobilien AG	2,867,449
137,515	Merck KgaA	14,126,171
53,252	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,757,106
17,772	Rheinmetall AG	1,249,191
45,073	TAG Immobilien AG	892,193
55,284	Talanx AG*	1,878,046
2,415,233	Telefonica Deutschland Holding AG	5,986,611
205,847	Uniper SE	5,079,720
15,972	Vonovia SE	786,184

		92,422,774

	Hong Kong - 3.5%
1,509,804	Cathay Pacific Airways Ltd.(1)	1,616,764
3,970,688	Champion REIT	2,397,505
1,759,320	Chow Tai Fook Jewellery Group Ltd.	1,246,135
392,000	CK Hutchison Holdings Ltd.	2,645,060
103,980	CLP Holdings Ltd.	959,188
516,333	Dairy Farm International Holdings Ltd.	2,375,132
167,310	Hang Seng Bank Ltd.	2,860,129
870,000	Henderson Land Development Co., Ltd.	3,316,841
1,768,609	HK Electric Investments & HK Electric Investments Ltd.	1,702,231

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Hong Kong - 3.5% - (continued)
985,384	Hongkong Land Holdings Ltd.	$3,695,190
1,071,000	Hysan Development Co., Ltd.	3,482,073
57,526	Jardine Matheson Holdings Ltd.	2,876,300
53,785	Jardine Strategic Holdings Ltd.	1,194,027
1,088,500	Kerry Properties Ltd.	2,871,902
611,588	Link REIT	5,184,086
428,800	Man Wah Holdings Ltd.	235,121
3,201,000	New World Development Co., Ltd.	3,444,289
747,000	NWS Holdings Ltd.	768,116
3,934,575	PCCW Ltd.	2,167,572
104,000	Power Assets Holdings Ltd.	621,915
1,312,000	Sino Land Co., Ltd.	1,665,623
933,000	SITC International Holdings Co., Ltd.	872,705
187,000	Sun Hung Kai Properties Ltd.	2,465,701
642,000	Swire Pacific Ltd. Class A	4,137,313
882,200	Swire Properties Ltd.	2,481,255
200,435	VTech Holdings Ltd.	1,449,429
8,473,792	WH Group Ltd.(3)	7,926,175
650,000	Xinyi Glass Holdings Ltd.	746,365
787,111	Yue Yuen Industrial Holdings Ltd.	1,206,425

		68,610,567

	Ireland - 0.6%
27,852	CRH plc	759,431
69,681	ICON plc*	9,476,616
16,837	Kerry Group plc Class A	1,943,508

		12,179,555

	Israel - 1.3%
65,349	Bank Hapoalim BM	393,670
950,129	Bank Leumi Le-Israel BM	5,264,393
102,120	First International Bank Of Israel Ltd.	2,504,609
44,053	Isracard Ltd.	118,369
678,422	Israel Chemicals Ltd.	2,163,310
1,875,593	Israel Discount Bank Ltd. Class A	5,567,210
252,305	Mizrahi Tefahot Bank Ltd.	4,723,787
38,340	Strauss Group Ltd.	1,002,544
34,466	Taro Pharmaceutical Industries Ltd.*	2,109,319
124,357	Tower Semiconductor Ltd.*	2,003,802

		25,851,013

	Italy - 2.8%
1,573,512	A2A S.p.A.	1,956,166
24,361	ACEA S.p.A.	387,052
542,025	Assicurazioni Generali S.p.A.	7,380,688
16,754	DiaSorin S.p.A.	2,218,868
210,327	Enav S.p.A.(3)	925,895
806,217	Enel S.p.A.	5,607,619
711,026	Eni S.p.A.	7,193,200
1,156,081	Hera S.p.A.	4,145,492
970,377	Iren S.p.A.	2,395,680
192,563	Italgas S.p.A.	1,054,125
482,732	Mediobanca Banca di Credito Finanziario S.p.A.	2,663,220
698,507	Poste Italiane S.p.A.(3)	5,916,894
124,098	Recordati S.p.A.	5,247,860
828,389	Unipol Gruppo S.p.A.	2,848,650
1,767,548	UnipolSai Assicurazioni S.p.A.	4,344,352

		54,285,761

	Japan - 24.9%
59,405	ABC-Mart, Inc.	2,976,991
49,259	Aeon Co., Ltd.	1,094,644
189,682	Alfresa Holdings Corp.	3,538,692
137,741	ANA Holdings, Inc.	3,367,130
212,088	Aozora Bank Ltd.	4,050,998
144,394	Asahi Kasei Corp.	1,022,950
1,081,465	Astellas Pharma, Inc.	16,739,642

The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 24.9% - (continued)
143,700	Azbil Corp.	$3,732,433
142,559	Bandai Namco Holdings, Inc.	6,920,955
264,797	Bic Camera, Inc.	2,146,240
319,693	Bridgestone Corp.	9,840,580
406,900	Brother Industries Ltd.	6,234,196
91,097	Canon Marketing Japan, Inc.	1,809,198
294,203	Canon, Inc.	6,428,835
89,782	Casio Computer Co., Ltd.	1,261,630
341,537	Dai-ichi Life Holdings, Inc.	4,098,571
66,700	Daiichikosho Co., Ltd.	1,780,026
2,155,317	Daiwa Securities Group, Inc.	8,369,310
242,020	FUJIFILM Holdings Corp.	12,193,477
99,248	Fujitsu Ltd.	8,968,220
354,000	Hakuhodo DY Holdings, Inc.	3,574,267
560,200	Haseko Corp.	6,003,903
16,093	Hikari Tsushin, Inc.	2,702,664
854,078	Hino Motors Ltd.	4,596,539
215,073	Hitachi Ltd.	6,261,632
307,200	Honda Motor Co., Ltd.	6,914,881
78,321	Hoya Corp.	6,674,570
441,271	ITOCHU Corp.	9,166,321
431,093	Japan Airlines Co., Ltd.	7,946,599
322,881	Japan Post Holdings Co., Ltd.	2,529,392
519,148	K’s Holdings Corp.	4,919,535
247,800	Kajima Corp.	2,545,600
51,449	Kaken Pharmaceutical Co., Ltd.	2,397,188
614,851	KDDI Corp.	18,168,447
66,700	Kewpie Corp.	1,335,174
627,588	Konica Minolta, Inc.	2,552,092
81,800	Kyowa Exeo Corp.	1,823,082
266,600	Kyushu Railway Co.	7,655,597
139,422	Lawson, Inc.	7,658,492
223,600	Marubeni Corp.	1,116,395
518,600	Mazda Motor Corp.	2,747,804
1,787,300	Mebuki Financial Group, Inc.	3,642,314
293,850	Medipal Holdings Corp.	5,492,930
7,016	MEIJI Holdings Co., Ltd.	499,124
8,300	Mitsubishi Corp.	176,179
116,900	Mitsubishi Electric Corp.	1,445,616
43,000	Mitsubishi Heavy Industries Ltd.	1,088,393
533,876	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,630,930
62,500	Mitsui & Co., Ltd.	870,444
158,917	NEC Corp.	5,807,305
58,269	NH Foods Ltd.	2,032,169
126,075	Nihon Kohden Corp.	4,741,462
206,300	Nikon Corp.	1,907,159
97,081	Nippo Corp.	2,140,269
529,006	Nippon Telegraph & Telephone Corp.	12,620,582
107,460	NTT Data Corp.	1,035,231
490,724	NTT DOCOMO, Inc.	15,350,609
260,500	Obayashi Corp.	2,234,477
448,058	Olympus Corp.	6,482,948
373,700	ORIX Corp.	4,501,847
312,651	Osaka Gas Co., Ltd.	5,896,507
105,004	Otsuka Holdings Co., Ltd.	4,115,344
666,300	Panasonic Corp.	5,091,913
249,366	Resona Holdings, Inc.	751,182
149,069	Ricoh Co., Ltd.	1,096,390
93,400	Sankyo Co., Ltd.	2,720,976
220,600	Santen Pharmaceutical Co., Ltd.	3,796,719
88,668	Sawai Pharmaceutical Co., Ltd.	4,739,145
31,700	Secom Co., Ltd.	2,635,133
611,400	Seiko Epson Corp.	6,626,261
97,865	Sekisui Chemical Co., Ltd.	1,299,065
500,248	Sekisui House Ltd.	8,269,117

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 24.9% - (continued)
225,089	Seven & i Holdings Co., Ltd.	$7,456,054
85,840	Shimamura Co., Ltd.	5,184,353
549,028	Shimizu Corp.	4,297,426
79,400	Shionogi & Co., Ltd.	3,910,609
107,000	Ship Healthcare Holdings, Inc.	4,385,855
527,058	Skylark Holdings Co., Ltd.	7,821,286
41,600	Sompo Holdings, Inc.	1,288,211
45,700	Sony Financial Holdings, Inc.	773,414
70,100	Square Enix Holdings Co., Ltd.	3,133,088
515,293	Subaru Corp.	9,897,272
89,017	Sugi Holdings Co., Ltd.	4,757,798
381,001	Sumitomo Dainippon Pharma Co., Ltd.	4,951,548
445,000	Sumitomo Electric Industries Ltd.	4,690,936
233,729	Sumitomo Forestry Co., Ltd.	2,998,607
6,600	Sumitomo Mitsui Trust Holdings, Inc.	190,991
249,900	Sumitomo Rubber Industries Ltd.	2,358,836
89,200	Sundrug Co., Ltd.	2,858,895
13,207	Suntory Beverage & Food Ltd.	499,751
123,482	Suzuken Co., Ltd.	4,500,965
63,900	Taisei Corp.	1,956,273
177,300	Teijin Ltd.	3,005,502
10,200	Terumo Corp.	351,480
115,111	Toho Gas Co., Ltd.	5,224,806
220,000	Tokio Marine Holdings, Inc.	10,087,536
228,700	Tokyo Electric Power Co. Holdings, Inc.*	798,665
360,496	Tokyo Gas Co., Ltd.	8,535,295
246,572	Toppan Printing Co., Ltd.	3,782,347
176,200	Tosoh Corp.	2,007,559
37,919	Toyo Suisan Kaisha Ltd.	1,833,516
169,300	Toyota Boshoku Corp.	2,018,333
94,700	TS Tech Co., Ltd.	2,243,922
104,347	Tsumura & Co.	2,660,024
52,500	Tsuruha Holdings, Inc.	6,934,834
88,989	TV Asahi Holdings Corp.	1,345,283
111,400	Welcia Holdings Co., Ltd.	7,790,931
60,449	West Japan Railway Co.	4,141,363
487,657	Yamada Denki Co., Ltd.	1,946,924
191,746	Yamaha Motor Co., Ltd.	2,321,449
248,480	Yamazaki Baking Co., Ltd.	5,194,936
234,308	Z Holdings Corp	755,307
59,253	Zensho Holdings Co., Ltd.	1,131,216

		489,626,028

	Luxembourg - 0.3%
104,586	Grand City Properties S.A.	2,198,745
406,951	L’Occitane International S.A.	593,292
111,185	RTL Group S.A.	3,747,772

		6,539,809

	Netherlands - 4.0%
83,434	Aalberts N.V.	1,981,098
280,017	Aegon N.V.	710,974
813,431	Altice N.V. Class A*	3,151,550
235,140	ASR Nederland N.V.	5,923,851
97,568	GrandVision N.V.(1)(3)	2,669,990
922,775	ING Groep N.V.	4,841,342
714,355	Koninklijke Ahold Delhaize N.V.	16,683,743
68,197	Koninklijke DSM N.V.	7,744,821
464,608	NN Group N.V.	12,540,866
230,948	Randstad N.V.	8,152,128
520,927	Royal Dutch Shell plc Class A	9,165,655
277,276	Signify N.V.(3)	5,382,027
2,607	Wolters Kluwer N.V.	183,589

		79,131,634

The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	New Zealand - 0.6%
108,561	Contact Energy Ltd.	$370,716
101,245	EBOS Group Ltd.	1,338,515
298,022	Fisher & Paykel Healthcare Corp. Ltd. Class C	5,367,611
476,397	Fletcher Building Ltd.	988,512
16,190	Mainfreight Ltd.	331,619
475,343	Mercury NZ Ltd.	1,189,226
115,485	Meridian Energy Ltd.	276,600
498,863	Spark New Zealand Ltd.*(1)	1,221,317

		11,084,116

	Norway - 1.3%
98,152	Austevoll Seafood ASA	690,737
559,423	Equinor ASA	6,986,794
224,027	Leroy Seafood Group ASA	1,091,014
201,213	Marine Harvest ASA	3,039,943
788,810	Orkla ASA	6,686,970
113,055	Salmar ASA	3,740,149
24,291	SpareBank 1 SR-Bank ASA	136,942
383,939	Storebrand ASA	1,526,469
127,234	Telenor ASA	1,840,477

		25,739,495

	Portugal - 0.4%
723,873	Galp Energia SGPS S.A.	8,256,436

	Russia - 1.0%
1,487,794	Evraz plc	4,272,535
261,867	Polymetal International plc	4,479,264
3,956,921	VEON Ltd.	5,974,951
158,645	X5 Retail Group N.V. GDR	4,283,415

		19,010,165

	Singapore - 1.7%
3,740,498	ComfortDelGro Corp. Ltd.	3,993,087
371,204	DBS Group Holdings Ltd.	4,841,281
7,675,400	Mapletree Commercial Trust REIT	9,864,791
2,079,300	Mapletree North Asia Commercial Trust REIT	1,175,571
503,380	Oversea-Chinese Banking Corp. Ltd.	3,054,537
767,711	SATS Ltd.	1,703,808
571,288	Singapore Airlines Ltd.	2,303,047
731,500	Singapore Telecommunications Ltd.	1,305,456
483,700	Venture Corp. Ltd.	4,609,902

		32,851,480

	Spain - 2.3%
35,660	Acciona S.A.	3,809,106
327,705	ACS Actividades de Construccion y Servicios S.A.	6,405,819
575,872	Banco Bilbao Vizcaya Argentaria S.A.	1,842,234
468,641	Bankinter S.A.	1,719,540
90,245	Bolsas y Mercados Espanoles SHMSF S.A.	3,273,646
35,047	Ebro Foods S.A.	715,654
144,343	Enagas S.A.	2,865,893
418,683	Endesa S.A.	8,944,520
139,587	Iberdrola S.A.	1,376,006
339,858	Inmobiliaria Colonial Socimi S.A.	3,220,072
699,437	Mapfre S.A.(1)	1,194,548
361,254	Merlin Properties Socimi S.A. REIT	2,723,172
64,992	Red Electrica Corp. S.A.	1,167,029
293,401	Repsol S.A.	2,682,357
286,923	Telefonica S.A.	1,313,928
25,939	Viscofan S.A.	1,418,525

		44,672,049

	Sweden - 2.8%
65,930	Atrium Ljungberg AB Class B	1,030,104
125,598	Axfood AB	2,563,251
242,816	Castellum AB	4,117,312
69,788	Electrolux AB Class B	872,024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Sweden - 2.8% - (continued)
72,108	Electrolux Professional AB Class B*	$207,422
153,812	Fastighets AB Balder Class B*	5,542,243
193,184	Hennes & Mauritz AB Class B(1)	2,495,791
167,064	ICA Gruppen AB	7,046,645
80,576	Industrivarden AB Class A	1,574,484
88,462	Investor AB Class B	4,081,268
74,036	L E Lundbergforetagen AB Class B	3,042,831
101,431	Loomis AB Class B	2,067,994
222,229	Peab AB Class B	1,607,104
453,526	Securitas AB Class B	4,918,535
215,542	Skanska AB Class B*	3,294,795
90,323	Svenska Handelsbanken AB Class A*	757,941
617,790	Swedbank AB Class A(1)	6,912,000
494,593	Telia Co., AB	1,782,146
33,092	Volvo AB Class B	399,134
61,302	Wihlborgs Fastigheter AB	855,705

		55,168,729

	Switzerland - 6.6%
167,823	Adecco Group AG	6,615,440
79,611	Baloise Holding AG	10,441,461
2,417	Banque Cantonale Vaudoise	1,983,461
10,721	Bucher Industries AG	2,845,489
22	Chocoladefabriken Lindt & Spruengli AG	1,919,074
204,271	Credit Suisse Group AG*	1,688,975
41,570	Helvetia Holding AG	3,578,917
64,315	Julius Baer Group Ltd.	2,195,571
65,980	Kuehne + Nagel International AG	9,059,421
47,811	Nestle S.A.	4,914,272
67,127	Novartis AG	5,539,859
40,117	PSP Swiss Property AG	5,004,519
50,850	Roche Holding AG	16,505,031
884	SGS S.A.	2,048,399
18,494	Sonova Holding AG	3,333,527
55,225	Sunrise Communications Group AG*(3)	4,446,310
35,984	Swiss Life Holding AG	12,250,664
27,750	Swiss Prime Site AG	2,717,495
94,935	Swiss Re AG	7,315,750
20,502	Swisscom AG(1)	11,022,831
41,331	Zurich Insurance Group AG	14,669,077

		130,095,543

	United Kingdom - 10.9%
392,421	3i Group plc	3,854,707
192,859	Anglo American plc	3,387,116
62,313	Ashtead Group plc	1,364,114
96,434	AstraZeneca plc	8,628,414
105,686	Auto Trader Group plc(3)	575,420
348,999	Babcock International Group plc	1,658,265
455,598	Barratt Developments plc	2,491,292
199,060	Bellway plc	5,321,536
39,050	Berkeley Group Holdings plc	1,750,385
1,117,355	BP plc	4,768,769
151,999	Britvic plc	1,322,125
4,179,293	BT Group plc	6,109,714
2,292,646	Capita plc*	929,869
4,405,379	Centrica plc	2,080,101
220,036	Close Brothers Group plc	3,088,477
19,222	Coca-Cola European Partners plc	730,815
93,342	Compass Group plc	1,462,946
1,882,701	ConvaTec Group plc(3)	4,353,760
304,559	Dart Group plc	2,080,785
11,353	Diageo plc	364,106
190,624	Dialog Semiconductor plc*	5,153,758
2,767,655	Direct Line Insurance Group plc	10,154,561
220,549	Electrocomponents plc	1,411,651

The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United Kingdom - 10.9% - (continued)
106,181	Ferguson plc	$6,656,687
528,256	Fiat Chrysler Automobiles N.V.(1)	3,798,161
489,985	Frasers Group plc*	1,109,399
521,097	GlaxoSmithKline plc	9,786,351
247,776	Hikma Pharmaceuticals plc	6,252,129
801,687	Howden Joinery Group plc	5,089,546
566,417	HSBC Holdings plc	3,190,329
125,459	IMI plc	1,162,677
1,512,400	ITV plc	1,238,074
1,972,373	Kingfisher plc	3,519,282
4,150,823	Legal & General Group plc	9,977,099
251,222	Mondi plc	4,301,853
461,129	National Grid plc	5,412,441
118,375	Pennon Group plc	1,593,287
53,919	Persimmon plc	1,281,312
679,660	Redrow plc	3,029,667
235,833	Rio Tinto plc	10,873,681
3,062,487	Royal Mail plc	4,754,259
598,073	RSA Insurance Group plc	3,117,605
101,132	Segro plc REIT	958,046
725,304	Smith & Nephew plc	12,901,044
519,101	SSE plc	8,399,755
679,645	Tate & Lyle plc	5,528,282
778,463	Taylor Wimpey plc	1,134,175
126,229	Travis Perkins plc	1,381,425
1,159,249	Tritax Big Box plc REIT	1,612,775
271,158	Unilever N.V.	13,330,752
150,795	WH Smith plc	2,133,422
2,124,998	WM Morrison Supermarkets plc	4,690,107
516,780	WPP plc	3,533,269

		214,789,577

	Total Common Stocks (cost $2,320,840,612)	$1,943,381,141

SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.1%
1,035,079	Citibank NA DDCA, 0.08%, 4/1/2020(4)	1,035,079
11,094,863	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(4)	11,094,863
2,203,615	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(4)	2,203,615
6,333,175	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(4)	6,333,175

		20,666,732

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.2% - (continued)
	U.S. Treasury - 0.1%
1,276,000	0.08%, 02/25/2021(5)(6)	$1,274,778
1,159,000	0.28%, 06/18/2020(5)(6)	1,158,767

		2,433,545

	Total Short-Term Investments (cost $23,100,201)	$23,100,277

Total Investments (cost $2,343,940,813)	100.2%	$1,966,481,418
Other Assets and Liabilities	(0.2)%	(3,815,464)

Total Net Assets	100.0%	$1,962,665,954

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At March 31, 2020, the aggregate fair value of this security was $404,683, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $45,007,358, representing 2.3% of net assets.

(4)	Current yield as of period end.

(5)	The rate shown represents current yield to maturity.

(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $2,433,545.

(7)	Investment valued using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Futures Contracts Outstanding at March 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	232	06/19/2020	$18,087,880	$1,129,525

Total futures contracts				$1,129,525

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$143,539,544	$143,134,861	$—	$404,683
Austria	2,955,147	2,955,147	—	—
Belgium	40,434,467	40,434,467	—	—
Canada	202,961,044	202,961,044	—	—
China	2,433,273	2,433,273	—	—
Denmark	48,651,086	48,651,086	—	—
Finland	12,761,432	12,761,432	—	—
France	119,330,417	119,330,417	—	—
Germany	92,422,774	92,422,774	—	—
Hong Kong	68,610,567	68,610,567	—	—
Ireland	12,179,555	12,179,555	—	—
Israel	25,851,013	25,851,013	—	—
Italy	54,285,761	54,285,761	—	—
Japan	489,626,028	489,626,028	—	—
Luxembourg	6,539,809	6,539,809	—	—
Netherlands	79,131,634	79,131,634	—	—
New Zealand	11,084,116	11,084,116	—	—
Norway	25,739,495	25,739,495	—	—
Portugal	8,256,436	8,256,436	—	—
Russia	19,010,165	19,010,165	—	—
Singapore	32,851,480	32,851,480	—	—
Spain	44,672,049	44,672,049	—	—
Sweden	55,168,729	55,168,729	—	—
Switzerland	130,095,543	130,095,543	—	—
United Kingdom	214,789,577	214,789,577	—	—
Short-Term Investments	23,100,277	20,666,732	2,433,545	—
Futures Contracts(2)	1,129,525	1,129,525	—	—

Total	$1,967,610,943	$1,964,772,715	$2,433,545	$404,683

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2020 is not presented.

The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Australia - 6.2%
2,410	AGL Energy Ltd.	$25,356
315	Australia & New Zealand Banking Group Ltd.	3,270
1,188	BHP Group Ltd.	21,072
5,829	BlueScope Steel Ltd.	30,789
240	Caltex Australia Ltd.	3,279
1,218	CIMIC Group Ltd.	17,332
941	Coca-Cola Amatil Ltd.	5,091
10	CSL Ltd.	1,816
654	Dexus REIT	3,639
3,853	Fortescue Metals Group Ltd.	23,582
2,504	GPT Group REIT	5,563
1,068	JB Hi-Fi Ltd.	18,303
5,187	Link Administration Holdings Ltd.	10,254
7,293	Mirvac Group REIT	9,329
11,022	Qantas Airways Ltd.	21,790
3,958	Scentre Group REIT	3,791
930	Wesfarmers Ltd.	19,507
1,266	Woolworths Group Ltd.	27,197

		250,960

	Austria - 0.1%
100	OMV AG	2,761

	Belgium - 2.2%
821	Ageas	34,151
258	Colruyt S.A.	13,948
455	KBC Group N.V.	20,978
866	Proximus SADP	19,831

		88,908

	Brazil - 0.2%
1,300	Qualicorp Consultoria e Corretora de Seguros S.A.	5,915

	Canada - 6.0%
434	Air Canada*	4,802
418	Alimentation Couche-Tard, Inc. Class B	9,735
395	AltaGas Ltd.	3,538
454	Atco Ltd. Class I	12,430
496	Bank of Montreal	24,762
156	Canadian Apartment Properties REIT	4,668
83	Canadian Utilities Ltd. Class A	1,962
64	Capital Power Corp.	1,221
172	CGI, Inc.*	9,207
982	Empire Co., Ltd. Class A	18,994
1,153	Great-West Lifeco, Inc.	19,693
261	iA Financial Corp., Inc.	8,112
378	Loblaw Cos., Ltd.	19,267
2,125	Manulife Financial Corp.	26,381
721	Parkland Fuel Corp.	12,568
2,053	Power Corp. of Canada(1)	32,655
287	RioCan Real Estate Investment Trust REIT	3,252
269	Royal Bank of Canada	16,474
413	Sun Life Financial, Inc.	13,136
199	Suncor Energy, Inc.	3,140

		245,997

	Chile - 1.5%
23,355	Cencosud S.A.	24,391
680	Cia Cervecerias Unidas S.A.	4,683
252,518	Enel Americas S.A.	30,990

		60,064

	China - 7.4%
76,000	Bank of China Ltd. Class H	29,122
25,000	China Everbright Bank Co., Ltd. Class H	9,580

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	China - 7.4% - (continued)
15,000	China Life Insurance Co., Ltd. Class H	$29,377
15,000	China Medical System Holdings Ltd.	16,237
10,500	China Minsheng Banking Corp. Ltd. Class H	7,803
118,000	China Telecom Corp. Ltd. Class H	35,776
26,000	Dongfeng Motor Group Co., Ltd. Class H	17,141
34,000	Great Wall Motor Co., Ltd. Class H	21,801
6,000	Industrial & Commercial Bank of China Ltd. Class H	4,110
44,000	People’s Insurance Co., Group of China Ltd. Class H	14,533
28,000	PICC Property & Casualty Co., Ltd. Class H	27,094
1,500	Ping An Insurance Group Co. of China Ltd. Class H	14,737
13,600	Sinopharm Group Co., Ltd. Class H	30,601
1,000	TravelSky Technology Ltd. Class H	1,765
25,000	Weichai Power Co., Ltd. Class H	40,253
1,200	Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,553

		303,483

	Denmark - 1.3%
4	Coloplast A/S Class B	580
778	Novo Nordisk A/S Class B	46,806
12	Orsted A/S(2)	1,176
112	Pandora A/S	3,638

		52,200

	Finland - 0.0%
177	Nordea Bank Abp	1,002

	France - 3.6%
292	AXA S.A.	5,058
1,202	Bouygues S.A.	35,241
180	Cie Generale des Etablissements Michelin SCA	16,010
89	Eiffage S.A.	6,299
47	Gecina S.A. REIT	6,224
322	Orange S.A.	3,934
1,151	Peugeot S.A.	15,364
231	Sanofi	20,313
796	Societe Generale S.A.	13,405
677	TOTAL S.A.(1)	26,289

		148,137

	Germany - 2.8%
147	Allianz SE	25,304
7	Covestro AG(2)	214
658	Deutsche Telekom AG	8,530
384	Merck KgaA	39,446
121	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,442
429	Talanx AG*	14,574
124	Uniper SE	3,060

		115,570

	Hong Kong - 3.5%
34,000	Champion REIT	20,529
133	China Mobile Ltd.	989
8,000	China Resources Cement Holdings Ltd.	9,547
2,000	Henderson Land Development Co., Ltd.	7,625
1,000	Hongkong Land Holdings Ltd.	3,750
1,800	Link REIT	15,258
2,000	Luk Fook Holdings International Ltd.	4,031
8,000	New World Development Co., Ltd.	8,608
7,500	Stella International Holdings Ltd.	7,886
1,500	Sun Hung Kai Properties Ltd.	19,778
1,000	Swire Pacific Ltd. Class A	6,444
4,100	VTech Holdings Ltd.	29,649

The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Hong Kong - 3.5% - (continued)
3,500	WH Group Ltd.(2)	$3,274
3,500	Yue Yuen Industrial Holdings Ltd.	5,365

		142,733

	India - 0.3%
300	Dr. Reddy’s Laboratories Ltd. ADR	12,099

	Indonesia - 2.0%
317,200	Adaro Energy Tbk PT	19,254
13,400	Astra International Tbk PT	3,204
39,900	Bank Negara Indonesia Persero Tbk PT	9,345
43,400	Indofood Sukses Makmur Tbk PT	16,897
34,200	Kalbe Farma Tbk PT	2,516
91,500	Matahari Department Store Tbk PT	7,489
104,400	Perusahaan Gas Negara Persero Tbk PT	4,961
82,200	Telekomunikasi Indonesia Persero Tbk PT	15,926
3,700	United Tractors Tbk PT	3,834

		83,426

	Ireland - 0.2%
180	CRH plc	4,908
14	ICON plc*	1,904

		6,812

	Israel - 2.1%
162	Airport City Ltd.*	2,381
281	Gazit-Globe Ltd.	2,161
2,826	Israel Discount Bank Ltd. Class A	8,388
226	Mizrahi Tefahot Bank Ltd.	4,231
16,394	Oil Refineries Ltd.	4,500
102	Paz Oil Co., Ltd.	8,604
231	Rami Levy Chain Stores Hashikma Marketing Ltd.	12,825
121	Reit 1 Ltd. REIT	591
2,013	Sella Capital Real Estate Ltd. REIT	4,097
294	Shikun & Binui Ltd.	1,022
477	Taro Pharmaceutical Industries Ltd.*	29,193
407	Tower Semiconductor Ltd.*	6,558

		84,551

	Italy - 2.5%
800	Assicurazioni Generali S.p.A.	10,893
4,044	Enel S.p.A.	28,128
1,240	Eni S.p.A.	12,545
1,770	Intesa Sanpaolo S.p.A.	2,891
4,964	Unipol Gruppo S.p.A.	17,070
12,926	UnipolSai Assicurazioni S.p.A.	31,770

		103,297

	Japan - 17.8%
3,100	Astellas Pharma, Inc.	47,984
500	Bridgestone Corp.	15,391
2,000	Brother Industries Ltd.	30,642
700	Canon, Inc.	15,296
500	Dai-ichi Life Holdings, Inc.	6,000
3,700	Daiwa Securities Group, Inc.	14,367
100	FUJIFILM Holdings Corp.	5,038
300	Fujitsu Ltd.	27,109
1,300	Haseko Corp.	13,933
2,100	Hazama Ando Corp.	13,403
300	Hino Motors Ltd.	1,615
1,000	Hitachi Ltd.	29,114
900	Honda Motor Co., Ltd.	20,258
200	Hoya Corp.	17,044
1,500	ITOCHU Corp.	31,159
700	Japan Airlines Co., Ltd.	12,904
2,900	K’s Holdings Corp.	27,481

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Japan - 17.8% - (continued)
200	Kajima Corp.	$2,055
400	Kaken Pharmaceutical Co., Ltd.	18,637
1,700	KDDI Corp.	50,234
1,000	Mazda Motor Corp.	5,298
1,800	Mebuki Financial Group, Inc.	3,668
700	Mitsubishi Electric Corp.	8,656
400	NEC Corp.	14,617
1,300	Nippon Telegraph & Telephone Corp.	31,014
1,100	NTT DOCOMO, Inc.	34,410
500	Olympus Corp.	7,234
1,300	ORIX Corp.	15,661
700	Osaka Gas Co., Ltd.	13,202
2,600	Panasonic Corp.	19,869
400	Sawai Pharmaceutical Co., Ltd.	21,379
1,400	Seiko Epson Corp.	15,173
700	Sekisui House Ltd.	11,571
600	Seven & i Holdings Co., Ltd.	19,875
900	Shimizu Corp.	7,045
200	Ship Healthcare Holdings, Inc.	8,198
1,000	Subaru Corp.	19,207
400	Sumitomo Electric Industries Ltd.	4,217
700	Tokio Marine Holdings, Inc.	32,097
1,000	Tokyo Electric Power Co. Holdings, Inc.*	3,492
700	Tokyo Gas Co., Ltd.	16,574
500	Toppan Printing Co., Ltd.	7,670
500	Yamaha Motor Co., Ltd.	6,053

		725,844

	Luxembourg - 0.2%
206	RTL Group S.A.	6,944
200	Ternium S.A. ADR	2,380

		9,324

	Malaysia - 2.6%
28,400	BerMaz Auto Bhd	7,429
300	Carlsberg Brewery Malaysia Bhd Class B	1,736
17,700	CIMB Group Holdings Bhd	14,750
8,300	DiGi.Com Bhd	8,358
2,800	Dufu Technology Corp. Bhd	2,132
12,600	Malayan Banking Bhd	21,729
12,700	Petronas Chemicals Group Bhd	14,846
1,300	Petronas Gas Bhd	4,634
26,100	RHB Bank Bhd	28,336

		103,950

	Mexico - 0.6%
3,600	America Movil S.A.B. de C.V. Class L	2,164
5,700	Coca-Cola Femsa S.A.B. de C.V.	23,078

		25,242

	Netherlands - 3.3%
3,328	ING Groep N.V.	17,460
1,714	Koninklijke Ahold Delhaize N.V.	40,030
74	Koninklijke DSM N.V.	8,404
459	NN Group N.V.	12,390
668	Randstad N.V.	23,579
1,914	Royal Dutch Shell plc Class A	33,677

		135,540

	New Zealand - 1.7%
10,770	Air New Zealand Ltd.	5,427
1,922	Fisher & Paykel Healthcare Corp. Ltd. Class C	34,617
6,006	Goodman Property Trust REIT	7,637
8,208	Spark New Zealand Ltd.*	20,095

		67,776

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Norway - 1.8%
144	Austevoll Seafood ASA	$1,013
202	Bonheur ASA	2,905
303	Entra ASA(2)	3,578
1,608	Equinor ASA	20,083
583	Marine Harvest ASA	8,808
1,987	Orkla ASA	16,844
120	Salmar ASA	3,970
584	SpareBank 1 SMN	3,760
1,417	Veidekke ASA	11,760

		72,721

	Philippines - 0.9%
1,800	BDO Unibank, Inc.	3,663
445	Globe Telecom, Inc.	16,886
1,040	Metropolitan Bank & Trust Co.	818
675	PLDT, Inc.	14,984

		36,351

	Poland - 0.2%
714	Asseco Poland S.A.	9,970

	Portugal - 0.3%
1,223	Galp Energia SGPS S.A.	13,949

	Russia - 0.2%
250	Gazprom Neft PJSC ADR	4,890
1,142	Surgutneftegas PJSC ADR	4,883

		9,773

	Singapore - 0.8%
8,700	ComfortDelGro Corp. Ltd.	9,287
17,700	Mapletree Commercial Trust REIT	22,749
700	Mapletree North Asia Commercial Trust REIT	396

		32,432

	South Korea - 5.5%
466	BNK Financial Group, Inc.	1,698
124	Chongkundang Holdings Corp.	10,746
159	Daesang Corp.	2,214
239	DongKook Pharmaceutical Co., Ltd.	15,255
85	GS Home Shopping, Inc.	7,401
136	Handsome Co., Ltd.	2,173
160	Huons Co., Ltd.	5,993
93	Hyundai Home Shopping Network Corp.	4,408
473	KEPCO Plant Service & Engineering Co., Ltd.	11,287
593	Kia Motors Corp.	12,665
1,732	Korean Reinsurance Co.	10,386
185	LF Corp.	1,634
110	LG Electronics, Inc.	4,355
3,555	LG Uplus Corp.	31,539
289	Neowiz*	4,107
1,692	Power Logics Co., Ltd.	9,201
119	S-1 Corp.	7,820
923	Samsung Electronics Co., Ltd.	36,204
74	SFA Engineering Corp.	1,900
179	SK Hynix, Inc.	12,249
99	SK Telecom Co., Ltd.	14,395
77	Spigen Korea Co., Ltd.	2,094
168	Woongjin Coway Co., Ltd.	7,977
3,980	Woongjin Thinkbig Co., Ltd.	8,010

		225,711

	Spain - 0.5%
270	ACS Actividades de Construccion y Servicios S.A.	5,278
386	Endesa S.A.	8,246

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Spain - 0.5% - (continued)
239	Iberdrola S.A.	$2,356
521	Merlin Properties Socimi S.A. REIT	3,928

		19,808

	Sweden - 1.2%
539	Castellum AB	9,139
459	Fastighets AB Balder Class B*	16,539
819	Hennes & Mauritz AB Class B(1)	10,581
219	Investor AB Class B	10,104
399	Securitas AB Class B	4,327

		50,690

	Switzerland - 3.2%
903	Credit Suisse Group AG*	7,466
90	Julius Baer Group Ltd.*	3,073
143	Roche Holding AG	46,415
70	Swiss Life Holding AG	23,831
18	Swiss Prime Site AG	1,763
122	Swiss Re AG	9,402
9	Swisscom AG	4,839
94	Zurich Insurance Group AG	33,362

		130,151

	Taiwan - 5.1%
2,000	Acter Group Corp. Ltd.	11,474
6,000	Chang Hwa Commercial Bank Ltd.	3,780
6,000	Chicony Electronics Co., Ltd.	15,039
1,000	Chicony Power Technology Co., Ltd.	1,739
8,000	Eva Airways Corp.	2,352
1,000	Far EasTone Telecommunications Co., Ltd.	2,093
3,000	Foxconn Technology Co., Ltd.	4,910
6,000	Great Wall Enterprise Co., Ltd.	7,331
8,800	Hon Hai Precision Industry Co., Ltd.	20,340
4,000	Lite-On Technology Corp.	5,463
3,000	Pegatron Corp.	5,754
26,000	Pou Chen Corp.	22,053
6,000	Radiant Opto-Electronics Corp.	15,674
2,000	Sigurd Microelectronics Corp.	2,047
3,000	Taiwan Business Bank	961
5,000	Tripod Technology Corp.	15,707
8,000	Uni-President Enterprises Corp.	17,354
5,000	United Integrated Services Co., Ltd.	27,363
10,000	Wistron Corp.	8,101
6,000	Zhen Ding Technology Holding Ltd.	18,451

		207,986

	Thailand - 2.5%
2,700	Advanced Info Service PCL NVDR	16,537
2,000	Bangkok Bank PCL NVDR	6,125
2,400	Kasikornbank PCL NVDR	6,692
48,600	Krung Thai Bank PCL NVDR	16,882
10,000	PTT Global Chemical PCL NVDR	9,294
7,200	PTT PCL NVDR	6,746
804	Siam Cement PCL NVDR	7,938
9,100	Siam Commercial Bank PCL NVDR	19,202
13,500	Thanachart Capital PCL NVDR	13,678

		103,094

	Turkey - 2.2%
1,937	Banvit Bandirma Vitaminli Yem Sanayii AS*	4,767
371	Celebi Hava Servisi A.S.	3,265
6,894	Deva Holding AS*	10,911
108,746	Dogan Sirketler Grubu Holding AS	25,247
32	EGE Endustri VE Ticaret AS	2,413
2,585	Eregli Demir ve Celik Fabrikalari T.A.S.	2,946

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Turkey - 2.2% - (continued)
29,861	Is Gayrimenkul Yatirim Ortakligi AS REIT*	$5,755
14,382	Koza Anadolu Metal Madencilik Isletmeleri AS*	19,815
269	Tofas Turk Otomobil Fabrikasi AS	671
47,978	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	13,541

		89,331

	United Kingdom - 6.0%
618	3i Group plc	6,071
1,175	Aggreko plc	7,101
185	Anglo American plc	3,249
49	AstraZeneca plc	4,384
43	Bellway plc	1,149
2,232	BP plc	9,526
3,408	BT Group plc	4,982
5,469	Capita plc*	2,218
1,367	Countryside Properties plc(2)	4,831
319	Direct Line Insurance Group plc	1,170
210	Ferguson plc	13,165
1,200	Fiat Chrysler Automobiles N.V.	8,628
1,264	GlaxoSmithKline plc	23,738
475	Howden Joinery Group plc	3,016
251	HSBC Holdings plc	1,414
238	Kingfisher plc	425
8,831	Legal & General Group plc	21,227
283	Mondi plc	4,846
1,400	National Express Group plc	3,572
456	Redrow plc	2,033
693	Rio Tinto plc	31,952
612	Segro plc REIT	5,798
1,035	Smith & Nephew plc	18,410
1,626	SSE plc	26,311
1,961	Tritax Big Box plc REIT	2,728
567	Unilever N.V.	27,875
596	WPP plc	4,075

		243,894

	Total Common Stocks (cost $4,964,490)	$4,021,452

PREFERRED STOCKS - 0.8%
	Brazil - 0.8%
1,400	Bradespar S.A.*	7,871
3,500	Itausa - Investimentos Itau S.A.*	5,918
2,000	Telefonica Brasil S.A.*	19,068

		32,857

	Total Preferred Stocks (cost $43,389)	$32,857

	Total Long-Term Investments (cost $5,007,879)	$4,054,309

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.1%
2,217	Citibank NA DDCA, 0.08%, 4/1/2020(3)	$2,217
23,767	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(3)	23,767
4,721	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(3)	4,721
13,567	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(3)	13,567

		44,272

	Total Short-Term Investments (cost $44,272)	$44,272

Total Investments (cost $5,052,151)	100.4%	$4,098,581
Other Assets and Liabilities	(0.4)%	(16,454)

Total Net Assets	100.0%	$4,082,127

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $13,073, representing 0.3% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Diversified International ETF (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$250,960	$250,960	$—	$—
Austria	2,761	2,761	—	—
Belgium	88,908	88,908	—	—
Brazil	5,915	5,915	—	—
Canada	245,997	245,997	—	—
Chile	60,064	60,064	—	—
China	303,483	303,483	—	—
Denmark	52,200	52,200	—	—
Finland	1,002	1,002	—	—
France	148,137	148,137	—	—
Germany	115,570	115,570	—	—
Hong Kong	142,733	142,733	—	—
India	12,099	12,099	—	—
Indonesia	83,426	83,426	—	—
Ireland	6,812	6,812	—	—
Israel	84,551	84,551	—	—
Italy	103,297	103,297	—	—
Japan	725,844	725,844	—	—
Luxembourg	9,324	9,324	—	—
Malaysia	103,950	103,950	—	—
Mexico	25,242	25,242	—	—
Netherlands	135,540	135,540	—	—
New Zealand	67,776	67,776	—	—
Norway	72,721	72,721	—	—
Philippines	36,351	36,351	—	—
Poland	9,970	9,970	—	—
Portugal	13,949	13,949	—	—
Russia	9,773	9,773	—	—
Singapore	32,432	32,432	—	—
South Korea	225,711	225,711	—	—
Spain	19,808	19,808	—	—
Sweden	50,690	50,690	—	—
Switzerland	130,151	130,151	—	—
Taiwan	207,986	207,986	—	—
Thailand	103,094	103,094	—	—
Turkey	89,331	89,331	—	—
United Kingdom	243,894	243,894	—	—
Preferred Stocks	32,857	32,857	—	—
Short-Term Investments	44,272	44,272	—	—

Total	$4,098,581	$4,098,581	$—	$—

(1)	For the six-month period March 31, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Brazil - 2.2%
4,515	Alpargatas S.A.	$20,161
8,113	Banco do Brasil S.A.	43,626
6,243	BB Seguridade Participacoes S.A.	29,911
4,464	Cia Energetica de Minas Gerais	7,669
2,695	Cosan Ltd. Class A*	33,148
23,077	Lojas Renner S.A.	149,320
34,866	Qualicorp Consultoria e Corretora de Seguros S.A.	158,647
992	Raia Drogasil S.A.	19,480
10,934	Sul America S.A. UNIT	71,255
45,642	TIM Participacoes S.A.	109,472
11,949	Transmissora Alianca de Energia Eletrica S.A.	59,508
16,034	Vale S.A.*	133,612

		835,809

	Chile - 2.5%
670,414	Banco Santander Chile	25,957
242,106	Cencosud S.A.	252,841
13,303	Cia Cervecerias Unidas S.A.	91,620
36,429	Colbun S.A.	3,975
13,695	Empresas COPEC S.A.	78,734
2,597,412	Enel Americas S.A.	318,764
936,772	Enel Chile S.A.	63,747
45,393	SACI Falabella	100,445

		936,083

	China - 23.2%
94,000	Agile Group Holdings Ltd.	101,751
126,000	Agricultural Bank of China Ltd. Class H	50,557
853	Alibaba Group Holding Ltd. ADR*	165,891
17,000	ANTA Sports Products Ltd.	124,908
1,132,000	Bank of China Ltd. Class H	433,761
104,000	Bank of Communications Co., Ltd. Class H	63,735
9,000	China Conch Venture Holdings Ltd.	40,176
343,000	China Construction Bank Corp. Class H	280,564
609,000	China Everbright Bank Co., Ltd. Class H	233,357
196,000	China Life Insurance Co., Ltd. Class H	383,863
262,000	China Medical System Holdings Ltd.	283,603
7,000	China Mengniu Dairy Co., Ltd.*	24,339
26,000	China Merchants Bank Co., Ltd. Class H	117,406
347,000	China Minsheng Banking Corp. Ltd. Class H	257,869
152,000	China National Building Material Co., Ltd. Class H	166,102
26,000	China Oilfield Services Ltd. Class H	20,093
7,600	China Pacific Insurance Group Co., Ltd. Class H	22,993
154,000	China Petroleum & Chemical Corp. Class H	75,898
58,000	China Railway Construction Corp. Ltd. Class H	64,952
1,106,000	China Telecom Corp. Ltd. Class H	335,329
8,500	China Vanke Co., Ltd. Class H	28,019
124,000	CNOOC Ltd.	130,065
75,000	Country Garden Holdings Co., Ltd.	90,764
68,000	CSPC Pharmaceutical Group Ltd.	136,160
452,000	Dongfeng Motor Group Co., Ltd. Class H	297,994
59,200	Fuyao Glass Industry Group Co., Ltd. Class H(1)	126,635
125,000	Geely Automobile Holdings Ltd.	184,495
630,000	Great Wall Motor Co., Ltd. Class H	403,966
637,000	Industrial & Commercial Bank of China Ltd. Class H	436,397
767	JD.com, Inc. ADR*	31,064
534	JOYY, Inc.*	28,441
206,000	Lenovo Group Ltd.	110,563
51,000	Li Ning Co., Ltd.	149,034
15,500	Longfor Properties Co., Ltd.(1)	75,491
392	NetEase, Inc. ADR	125,816
799,000	People’s Insurance Co., Group of China Ltd. Class H	263,897
224,000	PetroChina Co., Ltd. Class H	82,076
392,000	PICC Property & Casualty Co., Ltd. Class H	379,311
39,500	Ping An Insurance Group Co. of China Ltd. Class H	388,074
352,000	Postal Savings Bank of China Co., Ltd. Class H(1)	214,354

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	China - 23.2% - (continued)
170,000	Powerlong Real Estate Holdings Ltd.	$100,014
44,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	55,632
100,400	Sinopharm Group Co., Ltd. Class H	225,906
66,000	Times China Holdings, Ltd.	110,527
46,000	Tingyi Cayman Islands Holding Corp.	75,253
136,000	TravelSky Technology Ltd. Class H	240,034
24,779	Vipshop Holdings Ltd. ADR*	386,057
34,000	Want Want China Holdings Ltd.	24,653
239,000	Weichai Power Co., Ltd. Class H	384,822
2,024	Yum China Holdings, Inc.	86,283
49,500	Zhongsheng Group Holdings Ltd.	173,070
12,600	Zhuzhou CRRC Times Electric Co., Ltd. Class H	37,308
24,000	Zijin Mining Group Co., Ltd. Class H	9,042
1,059	ZTO Express Cayman, Inc. ADR*	28,042

		8,866,406

	Colombia - 0.5%
161,229	Grupo Energia Bogota S.A. ESP*	89,349
21,802	Interconexion Electrica S.A. ESP	83,125

		172,474

	Hong Kong - 4.0%
45,000	China Mobile Ltd.	334,703
22,000	China Overseas Land & Investment Ltd.	68,263
252,000	China Resources Cement Holdings Ltd.	300,739
22,000	China Resources Gas Group Ltd.	110,697
24,100	China Resources Land Ltd.	99,498
14,000	Guangdong Investment Ltd.	26,985
73,000	Haier Electronics Group Co., Ltd.	194,487
122,000	Kunlun Energy Co., Ltd.	71,303
55,000	Shenzhen International Holdings Ltd.	100,763
13,000	Shimao Property Holdings Ltd.	45,788
46,500	Sino Biopharmaceutical Ltd.	61,313
73,500	Sun Art Retail Group Ltd.	109,052

		1,523,591

	India - 3.4%
2,367	Axis Bank Ltd. GDR	59,885
6,020	Dr. Reddy’s Laboratories Ltd. ADR	242,787
3,802	HDFC Bank Ltd. ADR	146,225
30,909	ICICI Bank Ltd. ADR	262,726
30,644	Infosys Ltd. ADR	251,587
6,012	Reliance Industries Ltd. GDR(1)	185,170
317	State Bank of India GDR*	8,242
12,681	Vedanta Ltd. ADR	45,144
2,493	WNS Holdings Ltd. ADR*	107,149

		1,308,915

	Indonesia - 3.7%
3,137,400	Adaro Energy Tbk PT	190,437
786,300	Astra International Tbk PT	188,018
278,000	Bank Mandiri Persero Tbk PT	79,769
560,100	Bank Negara Indonesia Persero Tbk PT	131,182
601,700	Bank Permata Tbk PT*	38,183
409,000	Bank Rakyat Indonesia Persero Tbk PT	75,731
232,300	Chandra Asri Petrochemical Tbk PT	74,775
264,700	Indofood Sukses Makmur Tbk PT	103,056
478,700	Kalbe Farma Tbk PT	35,220
832,600	Matahari Department Store Tbk PT	68,150
464,000	Media Nusantara Citra Tbk PT	25,746
56,100	Mitra Keluarga Karyasehat Tbk PT	7,395
723,400	Perusahaan Gas Negara Persero Tbk PT	34,374
1,330,300	Telekomunikasi Indonesia Persero Tbk PT	257,741
72,100	Unilever Indonesia Tbk PT	32,049
60,300	United Tractors Tbk PT	62,481

		1,404,307

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Malaysia - 4.4%
262,500	BerMaz Auto Bhd	$68,663
5,000	Carlsberg Brewery Malaysia Bhd Class B	28,935
252,300	CIMB Group Holdings Bhd	210,250
167,700	DiGi.Com Bhd	168,865
13,100	Dufu Technology Corp. Bhd	9,977
18,000	Genting Bhd	15,625
12,988	Hong Leong Bank Bhd	40,467
13,300	KLCCP Stapled Group	23,983
164,000	Malayan Banking Bhd	282,824
42,400	MISC Bhd	73,022
176,600	Petronas Chemicals Group Bhd	206,442
39,800	Petronas Gas Bhd	141,880
300,300	RHB Bank Bhd	326,020
36,400	Tenaga Nasional Bhd	101,280

		1,698,233

	Mexico - 2.9%
500,946	America Movil S.A.B. de C.V. Class L	301,090
72,260	Coca-Cola Femsa S.A.B. de C.V.	292,561
25,572	Fomento Economico Mexicano S.A.B. de C.V.	157,219
1,227	Grupo Elektra S.A.B. de C.V.	71,656
18,268	Grupo Financiero Banorte S.A.B. de C.V. Class O	50,616
99,390	Wal-Mart de Mexico S.A.B. de C.V.	236,789

		1,109,931

	Philippines - 3.1%
5,805	Ayala Corp.	53,348
9,470	Ayala Land, Inc.	5,623
19,270	Bank of the Philippine Islands	23,415
141,740	BDO Unibank, Inc.	288,441
159,500	DMCI Holdings, Inc.	11,823
4,175	Globe Telecom, Inc.	158,430
159,340	JG Summit Holdings, Inc.	163,851
152,661	Metropolitan Bank & Trust Co.	120,064
9,710	PLDT, Inc.	215,544
9,035	SM Investments Corp.	145,313

		1,185,852

	Poland - 2.6%
7,046	Asseco Poland S.A.	98,391
12,278	Bank Polska Kasa Opieki S.A.	165,953
25,139	Eurocash S.A.	102,892
10,074	KGHM Polska Miedz S.A.*	145,089
20	LPP S.A.	25,184
12,861	Polski Koncern Naftowy ORLEN S.A.	172,471
10,541	Powszechna Kasa Oszczednosci Bank Polski S.A.	57,407
31,941	Powszechny Zaklad Ubezpieczen S.A.	240,932

		1,008,319

	Russia - 3.6%
4,176	Gazprom Neft PJSC ADR	81,683
42,365	Gazprom PJSC ADR	196,531
5,313	Lukoil PJSC ADR	318,780
4,587	MMC Norilsk Nickel PJSC ADR	114,308
22,557	Mobile TeleSystems PJSC ADR	171,433
14,511	Rosneft Oil Co. PJSC GDR	59,046
17,262	Sberbank of Russia PJSC ADR	164,507
383	Severstal PJSC GDR	4,236
57,019	Surgutneftegas PJSC ADR	243,813
809	Tatneft PJSC ADR	34,180

		1,388,517

	South Africa - 2.3%
6,744	Absa Group Ltd.	28,320
1,468	Anglo American Platinum Ltd.	61,991
3,703	AngloGold Ashanti Ltd.	66,163
2,469	Bid Corp. Ltd.	29,401

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	South Africa - 2.3% - (continued)
10,609	Bidvest Group Ltd.	$86,844
1,144	Clicks Group Ltd.	16,507
17,468	FirstRand Ltd.	39,386
6,881	Gold Fields Ltd.	35,553
8,471	Kumba Iron Ore Ltd.	132,833
48,711	MTN Group Ltd.	131,978
739	Nedbank Group Ltd.	3,420
28,054	Sanlam Ltd.	80,251
3,302	SPAR Group Ltd.	33,602
11,651	Standard Bank Group Ltd.	66,846
9,054	Vodacom Group Ltd.	59,317

		872,412

	South Korea - 13.6%
5,255	BH Co., Ltd.*	67,773
22,991	BNK Financial Group, Inc.	83,760
5,640	Boryung Pharmaceutical Co., Ltd.	56,291
6,371	Cheil Worldwide, Inc.	82,951
698	Chongkundang Holdings Corp.	60,491
103	Com2uSCorp	7,141
1,900	Daesang Corp.	26,455
4,082	DB HiTek Co., Ltd.	72,597
1,723	DB Insurance Co., Ltd.	49,184
2,314	DongKook Pharmaceutical Co., Ltd.	147,696
5,854	ENF Technology Co., Ltd.	108,198
1,996	F&F Co., Ltd.	151,830
1,024	GS Home Shopping, Inc.	89,164
1,052	GS Retail Co., Ltd.	26,703
9,904	Haimarrow Food Service Co., Ltd.	19,078
3,024	Hana Financial Group, Inc.	57,382
3,444	Handsome Co., Ltd.	55,026
2,315	Hankook Tire & Technology Co., Ltd.	36,797
6,265	HS Industries Co., Ltd.	35,253
307	Huchems Fine Chemical Corp.	3,720
853	Huons Co., Ltd.	31,952
1,420	Hyundai Home Shopping Network Corp.	67,305
944	Hyundai Mobis Co., Ltd.	131,440
1,056	Hyundai Motor Co.	76,944
968	Innocean Worldwide, Inc.	41,826
6,759	KB Financial Group, Inc.	191,829
4,320	KEPCO Plant Service & Engineering Co., Ltd.	103,090
9,747	Kia Motors Corp.	208,175
21,476	Korean Reinsurance Co.	128,784
421	KT&G Corp.	25,834
7,747	LF Corp.	68,411
3,889	LG Electronics, Inc.	153,982
31,481	LG Uplus Corp.	279,291
199	Lotte Chemical Corp.	31,550
7,436	Mcnex Co., Ltd.	159,733
5,709	MegaStudyEdu Co., Ltd.	175,160
774	NAVER Corp.	108,087
10,594	Neowiz*	150,553
216	NHN Corp.*	12,154
3,016	Partron Co., Ltd.	18,903
498	POSCO	65,863
20,232	Power Logics Co., Ltd.	110,023
1,585	S&T Motiv Co., Ltd.	35,935
312	Samsung Electro-Mechanics Co., Ltd.	25,040
10,208	Samsung Electronics Co., Ltd.	400,404
115	Samsung Fire & Marine Insurance Co., Ltd.	14,548
3,999	SFA Engineering Corp.	102,656
4,104	Shinhan Financial Group Co., Ltd.	96,418
178	SK Holdings Co., Ltd.	24,492
6,009	SK Hynix, Inc.	411,180
842	SK Telecom Co., Ltd.	122,425
170	Soulbrain Co., Ltd.	8,868

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	South Korea - 13.6% - (continued)
407	Spigen Korea Co., Ltd.	$11,066
4,223	Woongjin Coway Co., Ltd.	200,509
78,820	Woongjin Thinkbig Co., Ltd.	158,631
1,013	Youngone Corp.	18,598

		5,209,149

	Taiwan - 14.4%
17,000	Acter Group Corp. Ltd.	97,532
23,000	ASE Technology Holding, Co., Ltd.	44,568
12,000	Asustek Computer, Inc.	81,147
170,159	Chang Hwa Commercial Bank Ltd.	107,188
17,000	Chenbro Micom Co., Ltd.	41,992
105,000	Cheng Uei Precision Industry Co., Ltd.	101,557
79,431	Chicony Electronics Co., Ltd.	199,093
19,590	China Life Insurance Co., Ltd.*	10,915
56,000	Chunghwa Telecom Co., Ltd.	199,064
102,000	Compal Electronics, Inc.	58,350
69,000	Coretronic Corp.	64,114
306,628	CTBC Financial Holding Co., Ltd.	181,494
62,000	Everlight Electronics Co., Ltd.	51,049
26,000	Far EasTone Telecommunications Co., Ltd.	54,422
12,000	FLEXium Interconnect, Inc.	37,855
6,000	Formosa Plastics Corp.	14,900
57,301	Foxconn Technology Co., Ltd.	93,792
12,000	Getac Technology Corp.	16,765
5,000	Global Mixed Mode Technology, Inc.	16,782
80,000	Great Wall Enterprise Co., Ltd.	97,746
34,000	Greatek Electronics, Inc.	47,220
35,000	Hannstar Board Corp.	38,308
170,224	Hon Hai Precision Industry Co., Ltd.	393,455
11,000	Innodisk Corp.	56,016
14,000	King Yuan Electronics Co., Ltd.	14,004
96,245	Lite-On Technology Corp.	131,439
1,000	Lotes Co., Ltd.	9,093
18,000	MediaTek, Inc.	194,931
29,000	Nan Ya Plastics Corp.	52,454
24,000	Nanya Technology Corp.	42,617
15,000	Novatek Microelectronics Corp.	85,313
98,000	Pegatron Corp.	187,954
284,000	Pou Chen Corp.	240,881
44,000	Powertech Technology, Inc.	124,981
50,000	Primax Electronics Ltd.	63,820
11,000	Qisda Corp.	5,383
72,000	Radiant Opto-Electronics Corp.	188,086
101,534	Sigurd Microelectronics Corp.	103,913
11,000	Simplo Technology Co., Ltd.	96,391
109,832	SinoPac Financial Holdings Co., Ltd.	40,132
18,000	Taichung Commercial Bank Co., Ltd.	6,160
154,000	Taiwan Business Bank	49,345
24,000	Taiwan Semiconductor Manufacturing Co., Ltd.	217,449
22,000	Topco Scientific Co., Ltd.	65,909
72,000	Tripod Technology Corp.	226,179
10,000	TXC Corp.	14,550
128,800	Uni-President Enterprises Corp.	279,394
35,000	United Integrated Services Co., Ltd.	191,541
195,000	United Microelectronics Corp.	88,016
27,000	Walsin Technology Corp.	143,743
217,686	Wistron Corp.	176,357
12,000	Yageo Corp.	108,923
80,000	Zhen Ding Technology Holding Ltd.	246,020

		5,500,302

	Thailand - 4.9%
53,710	Advanced Info Service PCL NVDR	328,962
21,600	Bangkok Bank PCL NVDR	66,148
152,400	Bangkok Dusit Medical Services PCL NVDR	87,769

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Thailand - 4.9% - (continued)
120,400	Charoen Pokphand Foods PCL NVDR	$89,151
10,500	Com7 PCL NVDR	4,991
16,000	CP ALL PCL NVDR	29,740
94,800	Hana Microelectronics PCL NVDR	66,440
20,600	Kasikornbank PCL NVDR	57,436
315,600	Krung Thai Bank PCL NVDR	109,632
55,000	PTT Exploration & Production PCL NVDR	113,126
221,800	PTT Global Chemical PCL NVDR	206,137
221,900	PTT PCL NVDR	207,920
18,000	Siam Cement PCL NVDR	177,710
67,400	Siam Commercial Bank PCL NVDR	142,224
146,000	Thai Beverage PCL	62,036
139,900	Thanachart Capital PCL NVDR	141,744

		1,891,166

	Turkey - 3.6%
19,570	Banvit Bandirma Vitaminli Yem Sanayii AS*	48,166
522	Celebi Hava Servisi A.S.	4,594
64,764	Deva Holding AS*	102,498
811,285	Dogan Sirketler Grubu Holding AS	188,349
1,169	EGE Endustri VE Ticaret AS	88,142
93,179	Enka Insaat ve Sanayi AS	87,944
41,709	Eregli Demir ve Celik Fabrikalari T.A.S.	47,530
171,049	Gozde Girisim Sermayesi Yatirim Ortakligi AS*	74,490
415,040	Is Gayrimenkul Yatirim Ortakligi AS REIT*	79,982
85,127	Iskenderun Demir ve Celik AS	81,119
125,403	Koza Anadolu Metal Madencilik Isletmeleri AS*	172,779
3,312	Pegasus Hava Tasimaciligi AS*	17,188
31,679	Tofas Turk Otomobil Fabrikasi AS	79,074
467,711	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	132,005
33,852	Turk Telekomunikasyon AS*	34,416
68,191	Turkiye Garanti Bankasi A.S.*	84,123
127,766	Yapi ve Kredi Bankasi AS*	36,642

		1,359,041

	Total Common Stocks (cost $44,405,749)	$36,270,507

PREFERRED STOCKS - 3.9%
	Brazil - 3.2%
20,886	Banco Bradesco S.A.*	83,639
35,555	Bradespar S.A.*	199,897
3,447	Cia de Saneamento do Parana*	3,197
13,543	Cia de Transmissao de Energia Eletrica Paulista*	49,533
5,170	Cia Paranaense de Energia*	53,329
14,372	Gerdau S.A.*	27,848
41,056	Itau Unibanco Holding S.A.*	182,775
161,965	Itausa - Investimentos Itau S.A.*	273,866
30,678	Petroleo Brasileiro S.A.*	82,749
28,329	Telefonica Brasil S.A.*	270,094

		1,226,927

	Chile - 0.2%
22,254	Embotelladora Andina S.A. Class B*	49,556
1,547	Sociedad Quimica y Minera de Chile S.A. Series B*	35,466

		85,022

	Colombia - 0.5%
27,166	Bancolombia S.A.*	184,002

	Total Preferred Stocks (cost $1,892,062)	$1,495,951

	Total Long-Term Investments (cost $46,297,811)	$37,766,458

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	U.S. Treasury - 0.2%
$20,000	0.08%, 09/10/2020(2)(3)	$19,990
71,000	0.25%, 06/18/2020(2)(3)	70,986

		90,976

	Total Short-Term Investments (cost $90,955)	$90,976

Total Investments (cost $46,388,766)	99.0%	$37,857,434
Other Assets and Liabilities	1.0%	374,752

Total Net Assets	100.0%	$38,232,186

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by
Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $601,650, representing 1.6% of net assets.

(2)	The rate shown represents current yield to maturity.

(3)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $90,976.

Futures Contracts Outstanding at March 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	11	06/19/2020	$463,595	$21,562

Total futures contracts				$21,562

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$835,809	$835,809	$—	$—
Chile	936,083	936,083	—	—
China	8,866,406	8,866,406	—	—
Colombia	172,474	172,474	—	—
Hong Kong	1,523,591	1,523,591	—	—
India	1,308,915	1,308,915	—	—
Indonesia	1,404,307	1,404,307	—	—
Malaysia	1,698,233	1,698,233	—	—
Mexico	1,109,931	1,109,931	—	—
Philippines	1,185,852	1,185,852	—	—
Poland	1,008,319	1,008,319	—	—
Russia	1,388,517	1,388,517	—	—
South Africa	872,412	872,412	—	—
South Korea	5,209,149	5,209,149	—	—
Taiwan	5,500,302	5,500,302	—	—
Thailand	1,891,166	1,891,166	—	—
Turkey	1,359,041	1,359,041	—	—
Preferred Stocks	1,495,951	1,495,951	—	—
Short-Term Investments	90,976	—	90,976	—
Futures Contracts(2)	21,562	21,562	—	—

Total	$37,878,996	$37,788,020	$90,976	$—

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
194	Ford Motor Co.	$937
1,075	General Motors Co.	22,339

		23,276

	Banks - 0.7%
379	Capitol Federal Financial, Inc.	4,400
73	Commerce Bancshares, Inc.	3,676
171	JP Morgan Chase & Co.	15,395
836	TFS Financial Corp.	12,766
312	U.S. Bancorp	10,748

		46,985

	Capital Goods - 9.9%
19	Allegion plc	1,748
130	AMETEK, Inc.	9,363
129	Cummins, Inc.	17,456
207	Curtiss-Wright Corp.	19,129
131	Eaton Corp. plc	10,177
258	EMCOR Group, Inc.	15,821
37	ESCO Technologies, Inc.	2,809
332	General Dynamics Corp.	43,927
634	HD Supply Holdings, Inc.*	18,025
468	Honeywell International, Inc.	62,614
157	Hubbell, Inc.	18,014
42	Huntington Ingalls Industries, Inc.	7,653
75	IDEX Corp.	10,358
668	Johnson Controls International plc	18,009
157	Lincoln Electric Holdings, Inc.	10,833
211	Lockheed Martin Corp.	71,518
261	MSC Industrial Direct Co., Inc. Class A	14,347
93	Northrop Grumman Corp.	28,137
490	PACCAR, Inc.	29,954
435	Raytheon Co.	57,050
585	Raytheon Technologies Corp.	55,183
17	Roper Technologies, Inc.	5,301
21	Simpson Manufacturing Co., Inc.	1,302
153	Snap-on, Inc.	16,650
580	Toro Co.	37,752
265	Trane Technologies plc	21,886
320	Wabco Holdings, Inc.*	43,216
261	Watsco, Inc.	41,246
300	Watts Water Technologies, Inc. Class A	25,395

		714,873

	Commercial & Professional Services - 3.9%
1,313	Advanced Disposal Services, Inc.*	43,066
127	Brady Corp. Class A	5,731
1,612	CBIZ, Inc.*	33,723
73	Cintas Corp.	12,645
292	Exponent, Inc.	20,998
384	IHS Markit Ltd.	23,040
699	Republic Services, Inc.	52,467
154	Verisk Analytics, Inc. Class A	21,465
743	Waste Management, Inc.	68,772

		281,907

	Consumer Durables & Apparel - 0.7%
251	D.R. Horton, Inc.	8,534
107	Garmin Ltd.	8,021
217	NIKE, Inc. Class B	17,954
1,714	TRI Pointe Group, Inc.*	15,032

		49,541

	Consumer Services - 7.8%
338	Bright Horizons Family Solutions, Inc.*	34,476
3,498	Caesars Entertainment Corp.*	23,646
415	Choice Hotels International, Inc.	25,419

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 7.8% - (continued)
298	Cracker Barrel Old Country Store, Inc.	$24,799
648	Darden Restaurants, Inc.	35,290
2,597	Denny’s Corp.*	19,945
540	Dunkin’ Brands Group, Inc.	28,674
1,274	Extended Stay America, Inc.	9,313
87	Graham Holdings Co. Class B	29,682
1,804	H&R Block, Inc.	25,400
299	Hilton Worldwide Holdings, Inc.	20,404
557	Hyatt Hotels Corp. Class A	26,680
651	McDonald’s Corp.	107,643
871	Service Corp. International	34,065
955	Starbucks Corp.	62,782
798	Yum! Brands, Inc.	54,687

		562,905

	Diversified Financials - 2.5%
2,416	AGNC Investment Corp. REIT	25,561
3,334	Annaly Capital Management, Inc. REIT	16,903
1,837	Apollo Commercial Real Estate Finance, Inc. REIT	13,631
205	ARMOUR Residential, Inc. REIT	1,806
364	Berkshire Hathaway, Inc. Class B*	66,550
1,003	Blackstone Mortgage Trust, Inc. Class A REIT	18,676
694	Chimera Investment Corp. REIT	6,316
163	Invesco Mortgage Capital, Inc. REIT	556
468	Ladder Capital Corp. REIT	2,218
3,057	MFA Financial, Inc. REIT	4,738
1,475	New York Mortgage Trust, Inc. REIT	2,286
749	PennyMac Mortgage Investment Trust REIT	7,954
914	Redwood Trust, Inc. REIT	4,625
680	Starwood Property Trust, Inc. REIT	6,970
1,502	Two Harbors Investment Corp. REIT	5,723

		184,513

	Energy - 4.9%
1,407	Chevron Corp.	101,951
2,589	Exxon Mobil Corp.	98,304
4,422	Kinder Morgan, Inc.	61,554
1,238	ONEOK, Inc.	27,001
799	Phillips 66	42,867
1,534	Williams Cos., Inc.	21,706

		353,383

	Food & Staples Retailing - 2.8%
222	Costco Wholesale Corp.	63,299
724	Sysco Corp.	33,036
442	U.S. Foods Holding Corp.*	7,828
872	Walmart, Inc.	99,077

		203,240

	Food, Beverage & Tobacco - 4.4%
47	Brown-Forman Corp. Class B	2,609
1,547	Coca-Cola Co.	68,455
1,082	Flowers Foods, Inc.	22,203
95	General Mills, Inc.	5,013
313	Hershey Co.	41,473
463	Hormel Foods Corp.	21,594
685	Kellogg Co.	41,093
479	Mondelez International, Inc. Class A	23,988
789	PepsiCo., Inc.	94,759
10	Tootsie Roll Industries, Inc.	346

		321,533

	Health Care Equipment & Services - 4.4%
367	Abbott Laboratories	28,960
413	Cerner Corp.	26,015
32	Chemed Corp.	13,862
254	Laboratory Corp. of America Holdings*	32,103

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.4% - (continued)
1,324	Medtronic plc	$119,398
594	National HealthCare Corp.	42,608
602	Quest Diagnostics, Inc.	48,341
42	Universal Health Services, Inc. Class B	4,161

		315,448

	Household & Personal Products - 2.6%
201	Church & Dwight Co., Inc.	12,900
222	Clorox Co.	38,462
412	Colgate-Palmolive Co.	27,340
104	Kimberly-Clark Corp.	13,298
721	Procter & Gamble Co.	79,310
94	WD-40 Co.	18,880

		190,190

	Insurance - 1.6%
700	Aflac, Inc.	23,968
178	American Financial Group, Inc.	12,474
184	Arthur J Gallagher & Co.	14,998
299	Axis Capital Holdings Ltd.	11,556
56	Chubb Ltd.	6,255
53	Everest Re Group Ltd.	10,198
314	Fidelity National Financial, Inc.	7,812
46	First American Financial Corp.	1,951
180	Globe Life, Inc.	12,955
54	Hanover Insurance Group, Inc.	4,891
13	White Mountains Insurance Group Ltd.	11,830

		118,888

	Materials - 10.0%
129	Air Products & Chemicals, Inc.	25,750
421	AptarGroup, Inc.	41,906
594	Ashland Global Holdings, Inc.	29,742
260	Axalta Coating Systems Ltd.*	4,490
176	Eagle Materials, Inc.	10,282
420	Ecolab, Inc.	65,449
2,048	Graphic Packaging Holding Co.	24,986
439	Linde plc	75,947
165	Martin Marietta Materials, Inc.	31,223
108	NewMarket Corp.	41,350
284	Newmont Corp.	12,859
348	Nucor Corp.	12,535
158	Packaging Corp. of America	13,719
513	PPG Industries, Inc.	42,887
639	RPM International, Inc.	38,020
393	Sensient Technologies Corp.	17,099
61	Sherwin-Williams Co.	28,031
1,386	Silgan Holdings, Inc.	40,222
858	Sonoco Products Co.	39,768
213	Stepan Co.	18,842
2,224	Valvoline, Inc.	29,112
501	Vulcan Materials Co.	54,143
752	WR Grace & Co.	26,771

		725,133

	Media & Entertainment - 5.9%
71	Alphabet, Inc. Class A*	82,498
13	Cable One, Inc.	21,372
44	Charter Communications, Inc. Class A*	19,198
642	Cinemark Holdings, Inc.	6,542
1,908	Comcast Corp. Class A	65,597
1,489	Interpublic Group of Cos., Inc.	24,107
62	Liberty Broadband Corp. Class C*	6,865
840	Liberty Media Corp-Liberty Braves Class C*	16,010
1,458	Liberty Media Corp-Liberty SiriusXM Class C*	46,102
948	Omnicom Group, Inc.	52,045

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Media & Entertainment - 5.9% - (continued)
5,973	Sirius XM Holdings, Inc.(1)	$29,507
620	Walt Disney Co.	59,892

		429,735

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
446	Allergan plc	78,987
862	Bristol-Myers Squibb Co.	48,048
47	Eli Lilly & Co.	6,520
961	Johnson & Johnson	126,016
1,148	Merck & Co., Inc.	88,327
2,096	Pfizer, Inc.	68,413

		416,311

	Real Estate - 5.6%
23	Alexandria Real Estate Equities, Inc. REIT	3,152
486	American Campus Communities, Inc. REIT	13,486
234	American Homes 4 Rent Class A, REIT	5,429
331	Apartment Investment & Management Co. Class A, REIT	11,635
3,381	Apple Hospitality, Inc. REIT	31,004
999	Armada Hoffler Properties, Inc. REIT	10,689
63	AvalonBay Communities, Inc. REIT	9,272
164	Camden Property Trust REIT	12,995
230	Douglas Emmett, Inc. REIT	7,017
217	Duke Realty Corp. REIT	7,026
853	Easterly Government Properties, Inc. REIT	21,018
22	EastGroup Properties, Inc. REIT	2,299
193	EPR Properties REIT	4,674
1,355	Equity Commonwealth REIT	42,967
311	Equity LifeStyle Properties, Inc. REIT	17,876
101	Equity Residential REIT	6,233
38	Essex Property Trust, Inc. REIT	8,369
21	Federal Realty Investment Trust REIT	1,567
72	First Industrial Realty Trust, Inc. REIT	2,393
324	Four Corners Property Trust, Inc. REIT	6,062
468	Gaming and Leisure Properties, Inc. REIT	12,968
1,050	Getty Realty Corp. REIT	24,927
1,430	Global Net Lease, Inc. REIT	19,119
25	Kilroy Realty Corp. REIT	1,593
403	LTC Properties, Inc. REIT	12,453
125	Mid-America Apartment Communities, Inc. REIT	12,879
351	National Health Investors, Inc. REIT	17,382
139	PS Business Parks, Inc. REIT	18,837
76	Public Storage REIT	15,094
1,572	Retail Opportunity Investments Corp. REIT	13,032
20	Sun Communities, Inc. REIT	2,497
297	UDR, Inc. REIT	10,852
75	Vornado Realty Trust REIT	2,716
224	WP Carey, Inc. REIT	13,010

		402,522

	Retailing - 4.5%
24	Amazon.com, Inc.*	46,793
49	AutoZone, Inc.*	41,454
51	Dollar General Corp.	7,702
65	eBay, Inc.	1,954
759	Genuine Parts Co.	51,103
496	Home Depot, Inc.	92,608
22	O’Reilly Automotive, Inc.*	6,623
50	Pool Corp.	9,839
157	Ross Stores, Inc.	13,654
1,117	TJX Cos., Inc.	53,404

		325,134

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Semiconductors & Semiconductor Equipment - 1.2%
1,852	Cypress Semiconductor Corp.	$43,189
362	Mellanox Technologies Ltd.*	43,918

		87,107

	Software & Services - 9.9%
728	Accenture plc Class A	118,853
970	Amdocs Ltd.	53,321
302	Automatic Data Processing, Inc.	41,277
585	Citrix Systems, Inc.	82,807
729	Cognizant Technology Solutions Corp. Class A	33,877
245	ExlService Holdings, Inc.*	12,747
130	Fidelity National Information Services, Inc.	15,813
21	Fiserv, Inc.*	1,995
141	Genpact Ltd.	4,117
376	International Business Machines Corp.	41,710
347	Jack Henry & Associates, Inc.	53,868
74	Mastercard, Inc. Class A	17,875
386	Microsoft Corp.	60,876
639	Oracle Corp.	30,883
879	Paychex, Inc.	55,307
49	Tyler Technologies, Inc.*	14,531
290	Visa, Inc. Class A	46,725
1,867	Western Union Co.	33,849

		720,431

	Technology Hardware & Equipment - 1.4%
635	Acacia Communications, Inc.*	42,659
416	Amphenol Corp. Class A	30,318
198	Cisco Systems, Inc.	7,783
382	Juniper Networks, Inc.	7,312
221	TE Connectivity Ltd.	13,919

		101,991

	Telecommunication Services - 4.4%
3,587	AT&T, Inc.	104,561
381	GCI Liberty, Inc. Class A*	21,706
734	T-Mobile U.S., Inc.*	61,583
2,388	Verizon Communications, Inc.	128,307

		316,157

	Transportation - 1.5%
84	Alaska Air Group, Inc.	2,391
99	AMERCO	28,764
401	Delta Air Lines, Inc.	11,441
80	Expeditors International of Washington, Inc.	5,338
271	Landstar System, Inc.	25,978
197	Macquarie Infrastructure Corp.	4,974
717	Southwest Airlines Co.	25,532
138	United Airlines Holdings, Inc.*	4,354
9	United Parcel Service, Inc. Class B	841

		109,613

	Utilities - 3.2%
327	Alliant Energy Corp.	15,791
91	American Electric Power Co., Inc.	7,278
23	Atmos Energy Corp.	2,282
267	CMS Energy Corp.	15,686
277	Consolidated Edison, Inc.	21,606
171	DTE Energy Co.	16,240
219	Duke Energy Corp.	17,713
107	Entergy Corp.	10,055
562	Hawaiian Electric Industries, Inc.	24,194
53	IDACORP, Inc.	4,653
551	MDU Resources Group, Inc.	11,846
71	NextEra Energy, Inc.	17,084
165	Portland General Electric Co.	7,910
174	Public Service Enterprise Group, Inc.	7,814

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 3.2% - (continued)
393	Southern Co.	$21,277
62	Spire, Inc.	4,618
74	WEC Energy Group, Inc.	6,522
296	Xcel Energy, Inc.	17,849

		230,418

	Total Common Stocks (cost $8,027,569)	$7,231,234

SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
1,478	Citibank NA DDCA, 0.08%, 4/1/2020(2)	1,478
15,845	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)	15,845
3,147	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)	3,147
9,045	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(2)	9,045

		29,515

	Total Short-Term Investments (cost $29,515)	$29,515

Total Investments (cost $8,057,084)	100.2%	$7,260,749
Other Assets and Liabilities	(0.2)%	(12,801)

Total Net Assets	100.0%	$7,247,948

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$23,276	$23,276	$—	$—
Banks	46,985	46,985	—	—
Capital Goods	714,873	714,873	—	—
Commercial & Professional Services	281,907	281,907	—	—
Consumer Durables & Apparel	49,541	49,541	—	—
Consumer Services	562,905	562,905	—	—
Diversified Financials	184,513	184,513	—	—
Energy	353,383	353,383	—	—
Food & Staples Retailing	203,240	203,240	—	—
Food, Beverage & Tobacco	321,533	321,533	—	—
Health Care Equipment & Services	315,448	315,448	—	—
Household & Personal Products	190,190	190,190	—	—
Insurance	118,888	118,888	—	—
Materials	725,133	725,133	—	—
Media & Entertainment	429,735	429,735	—	—
Pharmaceuticals, Biotechnology & Life Sciences	416,311	416,311	—	—
Real Estate	402,522	402,522	—	—
Retailing	325,134	325,134	—	—
Semiconductors & Semiconductor Equipment	87,107	87,107	—	—
Software & Services	720,431	720,431	—	—
Technology Hardware & Equipment	101,991	101,991	—	—
Telecommunication Services	316,157	316,157	—	—
Transportation	109,613	109,613	—	—
Utilities	230,418	230,418	—	—
Short-Term Investments	29,515	29,515	—	—

Total	$7,260,749	$7,260,749	$—	$—

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor REIT ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Diversified REITs - 8.3%
5,242	Armada Hoffler Properties, Inc. REIT	$56,089
7,601	Empire State Realty Trust, Inc. Class A, REIT	68,105
4,749	Gladstone Commercial Corp. REIT	68,196
601	PS Business Parks, Inc. REIT	81,448

		273,838

	Health Care REITs - 8.7%
4,255	CareTrust, Inc. REIT	62,931
1,926	LTC Properties, Inc. REIT	59,513
1,070	National Health Investors, Inc. REIT	52,986
2,262	Omega Healthcare Investors, Inc. REIT	60,034
4,679	Sabra Healthcare, Inc. REIT	51,095

		286,559

	Hotel & Resort REITs - 7.6%
6,520	Host Hotels & Resorts, Inc. REIT	71,981
861	MGM Growth Properties LLC Class A, REIT	20,380
1,403	Ryman Hospitality Properties, Inc. REIT	50,297
10,504	Summit Hotel Properties, Inc. REIT	44,327
6,156	Xenia Hotels & Resorts, Inc. REIT	63,407

		250,392

	Industrial REITs - 9.2%
695	EastGroup Properties, Inc. REIT	72,613
2,234	First Industrial Realty Trust, Inc. REIT	74,236
4,213	Industrial Logistics Properties Trust REIT	73,896
8,272	Lexington Realty Trust REIT	82,141

		302,886

	Office REITs - 10.7%
7,881	City Office, Inc. REIT	56,980
3,431	Corporate Office Properties Trust REIT	75,928
1,938	Highwoods Properties, Inc. REIT	68,644
2,858	Office Properties Income Trust REIT	77,880
4,061	Piedmont Office Realty Trust, Inc. Class A, REIT	71,717

		351,149

	Residential REITs - 14.9%
819	Camden Property Trust REIT	64,898
1,270	Equity LifeStyle Properties, Inc. REIT	73,000
317	Essex Property Trust, Inc. REIT	69,816
1,281	Investors Real Estate Trust REIT	70,455
673	Mid-America Apartment Communities, Inc. REIT	69,339
570	Sun Communities, Inc. REIT	71,164
1,893	UDR, Inc. REIT	69,170

		487,842

	Retail REITs - 17.2%
1,240	Agree Realty Corp. REIT	76,756
4,982	Brixmor Property Group, Inc. REIT	47,329
1,286	Brookfield Property, Inc. Class A, REIT	10,918
101,291	CBL & Associates Properties, Inc. REIT	20,268
399	Federal Realty Investment Trust REIT	29,770
3,222	Getty Realty Corp. REIT	76,490
6,896	RPT Realty REIT	41,583
1,765	Saul Centers, Inc. REIT	57,786
758	Simon Property Group, Inc. REIT	41,584
7,731	Tanger Factory Outlet Centers, Inc. REIT(1)	38,655
5,557	Urban Edge Properties REIT	48,957
35,680	Washington Prime Group, Inc. REIT	28,726
3,308	Weingarten Realty Investors REIT	47,735

		566,557

	Specialized REITs - 22.7%
857	Coresite Realty Corp. REIT	99,326
2,930	CubeSmart REIT	78,495
697	Digital Realty Trust, Inc. REIT	96,820
1,556	EPR Properties REIT	37,686

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Specialized REITs - 22.7% - (continued)
150	Equinix, Inc. REIT	$93,686
874	Extra Space Storage, Inc. REIT	83,694
2,017	Gaming and Leisure Properties, Inc. REIT	55,891
1,544	National Storage Affiliates Trust REIT	45,703
1,588	QTS Realty Trust, Inc. Class A, REIT	92,120
3,644	VICI Properties, Inc. REIT	60,636

		744,057

	Total Common Stocks (cost $4,925,786)	$3,263,280

SHORT-TERM INVESTMENTS - 1.4%
	Securities Lending Collateral - 1.4%
2,282	Citibank NA DDCA, 0.08%, 4/1/2020(2)	2,282
24,455	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)	24,455
4,857	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)	4,857
13,959	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(2)	13,959

		45,553

	Total Short-Term Investments (cost $45,553)	$45,553

Total Investments (cost $4,971,339)	100.7%	$3,308,833
Other Assets and Liabilities	(0.7)%	(22,074)

Total Net Assets	100.0%	$3,286,759

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Diversified REITs	$273,838	$273,838	$—	$—
Health Care REITs	286,559	286,559	—	—
Hotel & Resort REITs	250,392	250,392	—	—
Industrial REITs	302,886	302,886	—	—
Office REITs	351,149	351,149	—	—
Residential REITs	487,842	487,842	—	—
Retail REITs	566,557	566,557	—	—
Specialized REITs	744,057	744,057	—	—
Short-Term Investments	45,553	45,553	—	—

Total	$3,308,833	$3,308,833	$—	$—

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Automobiles & Components - 0.2%
1,099	Stoneridge, Inc.*	$18,408

	Banks - 6.1%
23	BancFirst Corp.	768
5,073	Bancorp, Inc.*	30,793
431	Berkshire Hills Bancorp, Inc.	6,405
1,156	Brookline Bancorp, Inc.	13,040
669	Capital City Bank Group, Inc.	13,460
995	Capitol Federal Financial, Inc.	11,552
2,515	Carter Bank & Trust	23,088
460	Central Pacific Financial Corp.	7,314
192	City Holding Co.	12,774
204	Community Trust Bancorp, Inc.	6,485
6,879	First BanCorp	36,596
500	First Busey Corp.	8,555
236	First Defiance Financial Corp.	3,479
1,863	First Interstate BancSystem, Inc. Class A	53,729
729	Hanmi Financial Corp.	7,910
407	Heartland Financial USA, Inc.	12,291
899	Heritage Commerce Corp.	6,895
551	Heritage Financial Corp.	11,020
655	Hilltop Holdings, Inc.	9,904
452	HomeStreet, Inc.	10,048
1,019	Independent Bank Corp.	13,114
313	Lakeland Financial Corp.	11,503
578	Live Oak Bancshares, Inc.	7,208
724	Meridian Bancorp, Inc.	8,123
183	Midland States Bancorp, Inc.	3,201
306	NBT Bancorp, Inc.	9,911
707	Nicolet Bankshares, Inc.*	38,588
1,887	Northwest Bancshares, Inc.	21,833
1,454	OFG Bancorp	16,256
2,283	Old National Bancorp	30,113
106	Park National Corp.	8,230
651	PennyMac Financial Services, Inc.	14,394
148	Peoples Bancorp, Inc.	3,278
280	Preferred Bank	9,470
698	Provident Financial Services, Inc.	8,976
146	QCR Holdings, Inc.	3,952
383	S&T Bancorp, Inc.	10,463
153	Stock Yards Bancorp, Inc.	4,426
272	TriCo Bancshares	8,111
3,152	TrustCo Bank Corp.	17,052
1,338	Trustmark Corp.	31,175
359	Univest Financial Corp.	5,859
661	Walker & Dunlop, Inc.	26,618
127	Washington Trust Bancorp, Inc.	4,643
1,751	Waterstone Financial, Inc.	25,459

		628,062

	Capital Goods - 6.3%
190	Alamo Group, Inc.	16,868
753	Applied Industrial Technologies, Inc.	34,427
1,753	Atkore International Group, Inc.*	36,936
501	Blue Bird Corp.*	5,476
5,188	BMC Stock Holdings, Inc.*	91,983
5,173	Builders FirstSource, Inc.*	63,266
755	Comfort Systems USA, Inc.	27,595
378	Douglas Dynamics, Inc.	13,423
936	Federal Signal Corp.	25,534
3,117	GMS, Inc.*	49,030
3,705	Great Lakes Dredge & Dock Corp.*	30,752
253	H&E Equipment Services, Inc.	3,714
870	Hillenbrand, Inc.	16,626
208	Kadant, Inc.	15,527
4,003	Meritor, Inc.*	53,040

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Capital Goods - 6.3% - (continued)
1,104	Miller Industries, Inc.	$31,221
1,019	MSC Industrial Direct Co., Inc. Class A	56,014
222	MYR Group, Inc.*	5,814
122	National Presto Industries, Inc.	8,639
719	Patrick Industries, Inc.	20,247
450	Systemax, Inc.	7,979
211	Universal Forest Products, Inc.	7,847
208	Vectrus, Inc.*	8,613
630	WESCO International, Inc.*	14,396

		644,967

	Commercial & Professional Services - 5.8%
148	Barrett Business Services, Inc.	5,867
1,548	BG Staffing, Inc.	11,579
1,493	Brady Corp. Class A	67,379
370	CBIZ, Inc.*	7,740
513	Cimpress plc*	27,292
131	CRA International, Inc.	4,377
1,069	Deluxe Corp.	27,719
2,841	Ennis, Inc.	53,354
1,330	Herman Miller, Inc.	29,526
939	HNI Corp.	23,653
324	ICF International, Inc.	22,259
511	Kelly Services, Inc. Class A	6,485
983	Kforce, Inc.	25,135
2,977	Kimball International, Inc. Class B	35,456
1,110	Knoll, Inc.	11,455
342	McGrath Rent Corp.	17,914
647	Resources Connection, Inc.	7,098
297	SP Plus Corp.*	6,163
8,166	Steelcase, Inc. Class A	80,598
6,021	TrueBlue, Inc.*	76,828
292	UniFirst Corp.	44,118

		591,995

	Consumer Durables & Apparel - 1.5%
7,666	Ethan Allen Interiors, Inc.	78,346
87	Hooker Furniture Corp.	1,358
124	Johnson Outdoors, Inc. Class A	7,775
661	MDC Holdings, Inc.	15,335
773	Movado Group, Inc.	9,137
124	Oxford Industries, Inc.	4,496
71	Rocky Brands, Inc.	1,374
1,616	Steven Madden Ltd.	37,540
325	Tupperware Brands Corp.	526
780	Vera Bradley, Inc.*	3,214

		159,101

	Consumer Services - 0.4%
2,439	Brinker International, Inc.	29,292
937	K12, Inc.*	17,672

		46,964

	Diversified Financials - 3.8%
3,968	Apollo Commercial Real Estate Finance, Inc. REIT	29,443
4,343	Arbor Realty Trust, Inc. REIT	21,281
1,978	Ares Commercial Real Estate Corp. REIT	13,826
967	Artisan Partners Asset Management, Inc. Class A	20,781
1,617	B. Riley Financial, Inc.	29,785
405	Cohen & Steers, Inc.	18,407
37	Diamond Hill Investment Group, Inc.	3,339
674	Exantas Capital Corp. REIT	1,860
5,783	FGL Holdings	56,673
509	Great Ajax Corp. REIT	3,237
925	Houlihan Lokey, Inc.	48,211
752	INTL. FCStone, Inc.*	27,267

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Diversified Financials - 3.8% - (continued)
1,160	Invesco Mortgage Capital, Inc. REIT	$3,956
2,917	Ladder Capital Corp. REIT	13,827
5,055	New York Mortgage Trust, Inc. REIT	7,835
236	Oppenheimer Holdings, Inc. Class A	4,663
2,285	PennyMac Mortgage Investment Trust REIT	24,267
846	Redwood Trust, Inc. REIT	4,281
884	Regional Management Corp.*	12,075
3,636	Waddell & Reed Financial, Inc. Class A	41,378
1,386	Western Asset Mortgage Capital Corp. REIT	3,174

		389,566

	Energy - 1.8%
736	BP Prudhoe Bay Royalty Trust	3,886
1,318	CNX Resources Corp.*	7,012
3,069	CVR Energy, Inc.	50,731
7,534	DHT Holdings, Inc.	57,786
37	Matrix Service Co.*	350
14,126	Northern Oil and Gas, Inc.*	9,367
86	REX American Resources Corp.*	4,000
9,501	W&T Offshore, Inc.*	16,152
1,314	World Fuel Services Corp.	33,086

		182,370

	Food & Staples Retailing - 2.9%
2,416	Ingles Markets, Inc. Class A	87,363
86	PriceSmart, Inc.	4,519
6,542	Sprouts Farmers Market, Inc.*	121,616
2,003	Weis Markets, Inc.	83,445

		296,943

	Food, Beverage & Tobacco - 3.3%
145	Coca-Cola Consolidated, Inc.	30,237
114	J&J Snack Foods Corp.	13,794
1,289	John B Sanfilippo & Son, Inc.	115,237
1	Mehadrin Ltd.*	19
378	National Beverage Corp.*	16,122
3,443	Pilgrim’s Pride Corp.*	62,387
622	Universal Corp.	27,499
7,475	Vector Group Ltd.	70,414

		335,709

	Health Care Equipment & Services - 10.8%
713	Addus HomeCare Corp.*	48,199
769	AMN Healthcare Services, Inc.*	44,456
12	Atrion Corp.	7,800
624	Computer Programs & Systems, Inc.	13,884
656	CONMED Corp.	37,569
1,493	Corvel Corp.*	81,383
756	Hanger, Inc.*	11,779
681	HealthStream, Inc.*	16,310
1,337	HMS Holdings Corp.*	33,786
2,021	Inovalon Holdings, Inc. Class A*	33,670
383	Integer Holdings Corp.*	24,075
968	Joint Corp.*	10,503
3,110	Lantheus Holdings, Inc.*	39,684
278	LeMaitre Vascular, Inc.	6,928
1,404	Magellan Health, Inc.*	67,547
8,248	Meridian Bioscience, Inc.*	69,283
1,106	National HealthCare Corp.	79,333
107	National Research Corp.	4,866
2,298	NextGen Healthcare, Inc.*	23,991
5,719	OraSure Technologies, Inc.*	61,536
305	Orthofix Medical, Inc.*	8,543
197	Oxford Immunotec Global plc*	1,824
5,403	Patterson Cos., Inc.	82,612
2,901	Premier, Inc. Class A*	94,921

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Health Care Equipment & Services - 10.8% - (continued)
1,064	R1 RCM, Inc.*	$9,672
4,726	RadNet, Inc.*	49,670
3,911	Select Medical Holdings Corp.*	58,665
214	Simulations Plus, Inc.	7,473
4,632	Tivity Health, Inc.*(1)	29,135
3,542	Triple-S Management Corp. Class B*	49,942
69	Utah Medical Products, Inc.	6,490

		1,115,529

	Household & Personal Products - 1.4%
928	Central Garden & Pet Co. Class A*	23,729
1,920	Nu Skin Enterprises, Inc. Class A	41,952
1,285	USANA Health Sciences, Inc.*	74,222

		139,903

	Insurance - 5.1%
1,011	American National Insurance Co.	83,286
412	AMERISAFE, Inc.	26,562
1,433	Employers Holdings, Inc.	58,051
283	Enstar Group Ltd.*	45,011
78	FBL Financial Group, Inc. Class A	3,640
3,596	Genworth Financial, Inc. Class A*	11,939
3,644	Hallmark Financial Services, Inc.*	14,722
254	HCI Group, Inc.	10,224
512	Horace Mann Educators Corp.	18,734
2,410	Mercury General Corp.	98,135
850	National General Holdings Corp.	14,067
76	National Western Life Group, Inc. Class A	13,072
861	Safety Insurance Group, Inc.	72,694
1,271	Stewart Information Services Corp.	33,898
960	Universal Insurance Holdings, Inc.	17,203

		521,238

	Materials - 5.2%
1,080	Advanced Emissions Solutions, Inc.	7,096
130	Cabot Corp.	3,396
69	Chase Corp.	5,678
2,329	Commercial Metals Co.	36,775
1,348	Domtar Corp.	29,171
1,705	Greif, Inc. Class A	53,008
112	Hawkins, Inc.	3,987
257	Innospec, Inc.	17,859
374	Kaiser Aluminum Corp.	25,911
949	Koppers Holdings, Inc.*	11,739
870	Mercer International, Inc.	6,299
514	Mesabi Trust	7,350
4,381	Ryerson Holding Corp.*	23,307
4,291	Schnitzer Steel Industries, Inc. Class A	55,955
1,738	Schweitzer-Mauduit International, Inc.	48,351
1,533	Silgan Holdings, Inc.	44,488
261	Stepan Co.	23,088
2,677	Tredegar Corp.	41,841
1,566	Trinseo S.A.	28,360
695	UFP Technologies, Inc.*	26,472
1,211	Worthington Industries, Inc.	31,789

		531,920

	Media & Entertainment - 1.7%
2,708	AMC Networks, Inc. Class A*	65,831
785	John Wiley & Sons, Inc. Class A	29,430
228	Marcus Corp.	2,809
642	Meredith Corp.	7,845
3,347	MSG Networks, Inc. Class A*	34,139
475	Scholastic Corp.	12,108
2,462	Tribune Publishing Co.	19,967

		172,129

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
1,703	Anika Therapeutics, Inc.*	$49,234
2,568	Arena Pharmaceuticals, Inc.*	107,856
142	BioSpecifics Technologies Corp.*	8,033
5,055	Corcept Therapeutics, Inc.*	60,104
881	Eagle Pharmaceuticals, Inc.*	40,526
681	Emergent BioSolutions, Inc.*	39,403
5,253	Harrow Health, Inc.	20,066
2,878	Innoviva, Inc.*	33,845
13,532	Jounce Therapeutics, Inc.*	64,277
30,509	Lexicon Pharmaceuticals, Inc.*(1)	59,493
4,147	Phibro Animal Health Corp. Class A	100,233
689	Prestige Consumer Healthcare, Inc.*	25,273
1,569	Supernus Pharmaceuticals, Inc.*	28,226
11,326	Vanda Pharmaceuticals, Inc.*	117,337

		753,906

	Real Estate - 5.9%
908	Armada Hoffler Properties, Inc. REIT	9,716
1,913	Bluerock Residential Growth REIT, Inc. REIT	10,655
1,015	Chatham Lodging Trust REIT	6,029
1,172	City Office, Inc. REIT	8,474
4,476	CoreCivic, Inc. REIT	49,997
1,714	CorEnergy Infrastructure Trust, Inc. REIT	31,503
9,940	DiamondRock Hospitality Co. REIT	50,495
421	Getty Realty Corp. REIT	9,994
2,035	Independence Realty Trust, Inc. REIT	18,193
4,275	iStar, Inc. REIT	45,358
3,558	Jernigan Capital, Inc. REIT	38,996
5,863	Lexington Realty Trust REIT	58,220
101	LTC Properties, Inc. REIT	3,121
3,450	Mack-Cali Realty Corp. REIT	52,543
490	Marcus & Millichap, Inc. REIT*	13,279
290	NexPoint Residential Trust, Inc. REIT	7,311
2,416	Piedmont Office Realty Trust, Inc. Class A, REIT	42,667
997	Preferred Apartment Communities, Inc. Class A, REIT	7,158
2,212	Retail Properties of America, Inc. Class A, REIT	11,436
2,429	RPT Realty REIT	14,647
4,408	Summit Hotel Properties, Inc. REIT	18,602
6,222	Sunstone Hotel Investors, Inc. REIT	54,194
310	Urstadt Biddle Properties, Inc. Class A, REIT	4,371
9,428	Washington Prime Group, Inc. REIT	7,590
2,755	Xenia Hotels & Resorts, Inc. REIT	28,376

		602,925

	Retailing - 9.8%
3,302	1-800-Flowers.com, Inc. Class A*	43,685
4,959	Abercrombie & Fitch Co., Class A	45,077
719	America’s Car-Mart, Inc.*	40,516
738	Asbury Automotive Group, Inc.*	40,760
2,155	Bed Bath & Beyond, Inc.	9,073
3,170	Big Lots, Inc.	45,077
3,658	Buckle, Inc.	50,151
4,386	Cato Corp. Class A	46,799
12,865	Chico’s FAS, Inc.	16,596
303	Citi Trends, Inc.	2,697
3,076	Dick’s Sporting Goods, Inc.	65,396
724	Dillard’s, Inc. Class A(1)	26,752
1,349	Genesco, Inc.*	17,996
1,983	Haverty Furniture Cos., Inc.	23,578
5,464	Hibbett Sports, Inc.*	59,749
193	Lithia Motors, Inc. Class A	15,785
348	MarineMax, Inc.*	3,626
1,293	Murphy USA, Inc.*	109,077
1,241	PetMed Express, Inc.(1)	35,716
6,030	Rent-A-Center, Inc.	85,264

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Retailing - 9.8% - (continued)
7,038	Sally Beauty Holdings, Inc.*	$56,867
11,967	Sportsman’s Warehouse Holdings, Inc.*	73,717
11,400	Tilly’s, Inc. Class A	47,082
1,402	Urban Outfitters, Inc.*	19,964
1,662	Zumiez, Inc.*	28,786

		1,009,786

	Semiconductors & Semiconductor Equipment - 2.3%
5,996	Amkor Technology, Inc.*	46,709
405	Axcelis Technologies, Inc.*	7,415
2,210	Diodes, Inc.*	89,803
1,857	FormFactor, Inc.*	37,307
5,737	Photronics, Inc.*	58,862

		240,096

	Software & Services - 3.7%
382	American Software, Inc. Class A	5,428
1,312	Cardtronics plc Class A*	27,447
1,905	CSG Systems International, Inc.	79,724
393	EVERTEC, Inc.	8,933
334	ExlService Holdings, Inc.*	17,378
1,140	GlobalSCAPE, Inc.	8,117
474	Hackett Group, Inc.	6,029
538	ManTech International Corp. Class A	39,097
251	MicroStrategy, Inc. Class A*	29,643
309	NIC, Inc.	7,107
753	Perficient, Inc.*	20,399
4,142	Sykes Enterprises, Inc.*	112,331
581	TTEC Holdings, Inc.	21,334

		382,967

	Technology Hardware & Equipment - 9.4%
1,219	Anixter International, Inc.*	107,113
1,533	Benchmark Electronics, Inc.	30,645
1,149	Digi International, Inc.*	10,961
1,376	EchoStar Corp. Class A*	43,991
1,185	ePlus, Inc.*	74,205
1,277	Fabrinet*	69,673
2,290	Insight Enterprises, Inc.*	96,478
1,557	KEMET Corp.	37,617
1,293	Methode Electronics, Inc.	34,174
326	MTS Systems Corp.	7,335
349	OSI Systems, Inc.*	24,053
2,453	PC Connection, Inc.	101,088
940	PC-Tel, Inc.*	6,251
1,999	Plexus Corp.*	109,065
2,567	Sanmina Corp.*	70,028
946	ScanSource, Inc.*	20,235
5,674	TTM Technologies, Inc.*	58,669
2,397	Vishay Intertechnology, Inc.	34,541
1,659	Vishay Precision Group, Inc.*	33,313

		969,435

	Telecommunication Services - 1.1%
3,747	United States Cellular Corp.*	109,750

	Transportation - 2.3%
548	Allegiant Travel Co.	44,826
1,115	Hub Group, Inc. Class A*	50,699
727	Saia, Inc.*	53,464
2,365	Werner Enterprises, Inc.	85,755

		234,744

	Utilities - 1.0%
393	El Paso Electric Co.	26,708
116	MGE Energy, Inc.	7,595
126	Northwest Natural Holding Co.	7,780

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Utilities - 1.0% - (continued)
3,243	Spark Energy, Inc. Class A	$20,334
798	Unitil Corp.	41,751

		104,168

	Total Common Stocks (cost $13,746,575)	$10,182,581

SHORT-TERM INVESTMENTS - 1.5%
	Securities Lending Collateral - 1.4%
7,350	Citibank NA DDCA, 0.08%, 4/1/2020(2)	7,350
78,781	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)	78,781
15,647	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)	15,647
44,970	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(2)	44,970

		146,748

	U.S. Treasury Bill - 0.1%
10,000	0.30%, 06/18/2020(3)(4)	9,998

	Total Short-Term Investments (cost $156,741)	$156,746

Total Investments (cost $13,903,316)	100.6%	$10,339,327
Other Assets and Liabilities	(0.6)%	(63,839)

Total Net Assets	100.0%	$10,275,488

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $9,998.

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor Small Cap ETF (formerly, Hartford Multifactor Global Small Cap ETF)

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Futures Contracts Outstanding at March 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	06/19/2020	$57,380	$(2,265)

Total futures contracts				$(2,265)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$18,408	$18,408	$—	$—
Banks	628,062	628,062	—	—
Capital Goods	644,967	644,967	—	—
Commercial & Professional Services	591,995	591,995	—	—
Consumer Durables & Apparel	159,101	159,101	—	—
Consumer Services	46,964	46,964	—	—
Diversified Financials	389,566	389,566	—	—
Energy	182,370	182,370	—	—
Food & Staples Retailing	296,943	296,943	—	—
Food, Beverage & Tobacco	335,709	335,709	—	—
Health Care Equipment & Services	1,115,529	1,115,529	—	—
Household & Personal Products	139,903	139,903	—	—
Insurance	521,238	521,238	—	—
Materials	531,920	531,920	—	—
Media & Entertainment	172,129	172,129	—	—
Pharmaceuticals, Biotechnology & Life Sciences	753,906	753,906	—	—
Real Estate	602,925	602,925	—	—
Retailing	1,009,786	1,009,786	—	—
Semiconductors & Semiconductor Equipment	240,096	240,096	—	—
Software & Services	382,967	382,967	—	—
Technology Hardware & Equipment	969,435	969,435	—	—
Telecommunication Services	109,750	109,750	—	—
Transportation	234,744	234,744	—	—
Utilities	104,168	104,168	—	—
Short-Term Investments	156,746	146,748	9,998	—

Total	$10,339,327	$10,329,329	$9,998	$—

Liabilities
Futures Contracts(2)	$(2,265)	$(2,265)	$—	$—

Total	$(2,265)	$(2,265)	$—	$—

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor US Equity ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 0.0%
4,909	Gentex Corp.	$108,783

	Banks - 3.5%
71,883	Bank of America Corp.	1,526,076
35,685	Citigroup, Inc.	1,503,052
12,517	Citizens Financial Group, Inc.	235,445
6,115	Fifth Third Bancorp	90,808
5,574	First Horizon National Corp.	44,926
12,489	Huntington Bancshares, Inc.	102,535
22,961	JP Morgan Chase & Co.	2,067,179
5,314	KeyCorp.	55,106
1,523	M&T Bank Corp.	157,524
4,424	PNC Financial Services Group, Inc.	423,465
10,098	Popular, Inc.	353,430
6,419	U.S. Bancorp	221,135
68,997	Wells Fargo & Co.	1,980,214
10,598	Zions Bancorp NA	283,602

		9,044,497

	Capital Goods - 5.4%
1,328	Allegion plc	122,203
4,014	Allison Transmission Holdings, Inc.	130,897
454	Boeing Co.	67,710
2,164	BWX Technologies, Inc.	105,408
4,318	Carlisle Cos., Inc.	540,959
11,787	Cummins, Inc.	1,595,017
2,789	Dover Corp.	234,109
9,478	Eaton Corp. plc	736,346
3,412	EMCOR Group, Inc.	209,224
10,885	Emerson Electric Co.	518,670
1,220	Fastenal Co.	38,125
5,883	Fortune Brands Home & Security, Inc.	254,440
2,987	Generac Holdings, Inc.*	278,299
3,133	HD Supply Holdings, Inc.*	89,071
1,122	Honeywell International, Inc.	150,112
1,935	Hubbell, Inc.	222,022
1,369	Huntington Ingalls Industries, Inc.	249,445
2,332	Illinois Tool Works, Inc.	331,424
682	Lincoln Electric Holdings, Inc.	47,058
1,894	Lockheed Martin Corp.	641,971
16,624	Masco Corp.	574,692
19,061	MasTec, Inc.*(1)	623,866
111	Northrop Grumman Corp.	33,583
2,996	Owens Corning	116,275
23,604	PACCAR, Inc.	1,442,912
6,155	Raytheon Co.	807,228
2,620	Raytheon Technologies Corp.	247,145
3,169	Simpson Manufacturing Co., Inc.	196,415
5,262	Snap-on, Inc.	572,611
5,132	Timken Co.	165,969
3,143	Toro Co.	204,578
4,261	Trane Technologies plc	351,916
2,967	Wabco Holdings, Inc.*	400,693
5,431	Watsco, Inc.	858,261
3,119	WW Grainger, Inc.	775,071

		13,933,725

	Commercial & Professional Services - 1.0%
5,559	FTI Consulting, Inc.*	665,801
12,498	ManpowerGroup, Inc.	662,269
5,854	Republic Services, Inc.	439,401
6,845	Robert Half International, Inc.	258,399
5,578	Waste Management, Inc.	516,300

		2,542,170

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Durables & Apparel - 2.0%
11,126	Carter’s, Inc.	$731,312
14,757	D.R. Horton, Inc.	501,738
1,444	Deckers Outdoor Corp.*	193,496
11,489	Garmin Ltd.	861,216
2,433	Helen of Troy Ltd.*	350,425
974	Leggett & Platt, Inc.	25,986
1,581	NIKE, Inc. Class B	130,812
384	NVR, Inc.*	986,538
30,352	PulteGroup, Inc.	677,457
7,044	Ralph Lauren Corp.	470,751
7,933	Skechers USA, Inc. Class A*	188,329
6,397	Tapestry, Inc.	82,841

		5,200,901

	Consumer Services - 1.0%
1,134	Darden Restaurants, Inc.	61,758
51,528	H&R Block, Inc.(1)	725,514
9,676	McDonald’s Corp.	1,599,926
807	Yum! Brands, Inc.	55,304
		2,442,502
	Diversified Financials - 1.5%
21,016	AGNC Investment Corp. REIT	222,349
8,903	Annaly Capital Management, Inc. REIT	45,138
9,716	Berkshire Hathaway, Inc. Class B*	1,776,376
13,232	Blackstone Mortgage Trust, Inc. Class A REIT	246,380
4,571	Capital One Financial Corp.	230,470
23,896	Chimera Investment Corp. REIT	217,454
149,034	MFA Financial, Inc. REIT	231,003
32,884	Starwood Property Trust, Inc. REIT	337,061
25,995	Synchrony Financial	418,259
5,215	Two Harbors Investment Corp. REIT	19,869

		3,744,359

	Energy - 1.7%
23,607	Chevron Corp.	1,710,563
16,770	ConocoPhillips	516,516
33,467	Exxon Mobil Corp.	1,270,742
15,045	Phillips 66	807,164
4,229	Valero Energy Corp.	191,828

		4,496,813

	Food & Staples Retailing - 3.6%
4,387	Costco Wholesale Corp.	1,250,865
58,539	Kroger Co.	1,763,195
9,780	Performance Food Group Co.*	241,762
32,452	Sysco Corp.	1,480,785
42,320	U.S. Foods Holding Corp.*	749,487
21,241	Walgreens Boots Alliance, Inc.	971,776
25,883	Walmart, Inc.	2,940,826

		9,398,696

	Food, Beverage & Tobacco - 4.1%
10,929	Archer-Daniels-Midland Co.	384,482
27,064	Coca-Cola Co.	1,197,582
43,015	Flowers Foods, Inc.	882,668
2,824	General Mills, Inc.	149,022
8,489	Hershey Co.	1,124,793
2,045	Hormel Foods Corp.	95,379
9,173	Kellogg Co.	550,288
9,111	Lamb Weston Holdings, Inc.	520,238
22,385	PepsiCo., Inc.	2,688,439
21,973	Philip Morris International, Inc.	1,603,150
23,021	Tyson Foods, Inc. Class A	1,332,225

		10,528,266

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 8.9%
20,358	Abbott Laboratories	$1,606,450
1,207	Amedisys, Inc.*	221,533
8,059	Baxter International, Inc.	654,310
4,435	Boston Scientific Corp.*	144,714
15,460	Centene Corp.*	918,478
14,628	Cerner Corp.	921,418
1,264	Chemed Corp.	547,565
26,031	CVS Health Corp.	1,544,419
1,060	Danaher Corp.	146,715
10,157	DaVita, Inc.*	772,541
9,313	Dentsply Sirona, Inc.	361,624
221	Edwards Lifesciences Corp.*	41,685
33,734	Globus Medical, Inc. Class A*	1,434,707
2,820	HCA Healthcare, Inc.	253,377
33,968	Henry Schein, Inc.*	1,716,063
3,990	Humana, Inc.	1,252,940
720	Insulet Corp.*	119,290
6,627	Laboratory Corp. of America Holdings*	837,586
1,595	LHC Group, Inc.*	223,619
24,108	Medtronic plc	2,174,059
8,584	Molina Healthcare, Inc.*	1,199,271
13,358	NuVasive, Inc.*	676,716
12,336	Quest Diagnostics, Inc.	990,581
2,698	ResMed, Inc.	397,388
2,273	STERIS plc	318,152
1,518	Stryker Corp.	252,732
10,482	UnitedHealth Group, Inc.	2,614,001
3,801	Varian Medical Systems, Inc.*	390,211
1,180	West Pharmaceutical Services, Inc.	179,655
1,897	Zimmer Biomet Holdings, Inc.	191,749

		23,103,549

	Household & Personal Products - 1.3%
2,469	Colgate-Palmolive Co.	163,843
1,979	Estee Lauder Cos., Inc. Class A	315,334
8,881	Kimberly-Clark Corp.	1,135,613
15,379	Procter & Gamble Co.	1,691,690

		3,306,480

	Insurance - 6.5%
27,715	Aflac, Inc.	948,962
550	Alleghany Corp.	303,792
9,370	Allstate Corp.	859,510
17,207	American Financial Group, Inc.	1,205,867
15,703	American International Group, Inc.	380,798
19,819	Arch Capital Group Ltd.*	564,049
342	Arthur J Gallagher & Co.	27,876
3,406	Assurant, Inc.	354,531
14,088	Assured Guaranty Ltd.	363,329
58,155	Athene Holding Ltd. Class A*	1,443,407
4,731	Chubb Ltd.	528,405
2,329	Cincinnati Financial Corp.	175,723
15,026	CNA Financial Corp.	466,407
4,067	Everest Re Group Ltd.	782,572
22,228	Fidelity National Financial, Inc.	553,033
12,528	First American Financial Corp.	531,312
2,882	Globe Life, Inc.	207,418
6,361	Hanover Insurance Group, Inc.	576,179
116	Markel Corp.*	107,635
37,511	MetLife, Inc.	1,146,711
74,940	Old Republic International Corp.	1,142,835
20,644	Principal Financial Group, Inc.	646,983
9,376	Prudential Financial, Inc.	488,865
5,671	Reinsurance Group of America, Inc.	477,158
5,733	RenaissanceRe Holdings Ltd.	856,052
5,900	Travelers Cos., Inc.	586,165

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 6.5% - (continued)
594	White Mountains Insurance Group Ltd.	$540,540
7,388	WR Berkley Corp.	385,432

		16,651,546

	Materials - 3.8%
475	Air Products & Chemicals, Inc.	94,815
3,220	Avery Dennison Corp.	328,021
5,306	Celanese Corp. Series A	389,407
3,331	Crown Holdings, Inc.*	193,331
16,201	Graphic Packaging Holding Co.	197,652
10,857	International Paper Co.	337,979
17,138	LyondellBasell Industries N.V. Class A	850,559
2,913	NewMarket Corp.	1,115,300
21,396	Newmont Corp.	968,811
8,201	Nucor Corp.	295,400
9,351	Packaging Corp. of America	811,947
8,988	PPG Industries, Inc.	751,397
13,802	Reliance Steel & Aluminum Co.	1,208,917
10,788	RPM International, Inc.	641,886
129	Sherwin-Williams Co.	59,278
22,317	Sonoco Products Co.	1,034,393
3,299	Steel Dynamics, Inc.	74,360
12,344	Valvoline, Inc.	161,583
12,776	WestRock Co.	361,050

		9,876,086

	Media & Entertainment - 4.6%
1,416	Alphabet, Inc. Class A*	1,645,321
290	Cable One, Inc.	476,763
1,115	Charter Communications, Inc. Class A*	486,486
53,922	Comcast Corp. Class A	1,853,838
19,979	Discovery, Inc. Class A*(1)	388,392
8,015	DISH Network Corp. Class A*	160,220
6,220	Electronic Arts, Inc.*	623,057
10,365	Facebook, Inc. Class A*	1,728,882
15,375	Interpublic Group of Cos., Inc.	248,921
4,783	Liberty Media Corp-Liberty SiriusXM Class C*	151,239
21,733	Match Group, Inc.*(1)	1,435,247
4,915	News Corp. Class A	44,112
21,724	Omnicom Group, Inc.	1,192,648
14,029	Sirius XM Holdings, Inc.(1)	69,303
14,535	Walt Disney Co.	1,404,081

		11,908,510

	Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
12,997	AbbVie, Inc.	990,241
10,593	Amgen, Inc.	2,147,519
2,383	Bio-Rad Laboratories, Inc. Class A*	835,385
2,502	Biogen, Inc.*	791,583
57,504	Bristol-Myers Squibb Co.	3,205,273
4,189	China Biologic Products Holdings, Inc.*	452,119
11,328	Eli Lilly & Co.	1,571,420
7,341	Gilead Sciences, Inc.	548,813
1,901	Horizon Therapeutics plc*	56,308
12,546	Jazz Pharmaceuticals plc*	1,251,338
24,011	Johnson & Johnson	3,148,562
45,281	Merck & Co., Inc.	3,483,920
69	Mettler-Toledo International, Inc.*	47,645
80,839	Pfizer, Inc.	2,638,585
497	Regeneron Pharmaceuticals, Inc.*	242,680
739	Waters Corp.*	134,535
4,001	Zoetis, Inc.	470,878

		22,016,804

	Real Estate - 5.1%
1,283	American Homes 4 Rent Class A, REIT	29,766
941	American Tower Corp. REIT	204,903

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Real Estate - 5.1% - (continued)
88,409	Apple Hospitality, Inc. REIT	$810,711
18,238	Brixmor Property Group, Inc. REIT	173,261
13,626	CBRE Group, Inc. Class A*	513,836
12,084	Corporate Office Properties Trust REIT	267,419
1,503	Crown Castle International Corp. REIT	217,033
6,181	Duke Realty Corp. REIT	200,141
279	Equinix, Inc. REIT	174,255
84,108	Equity Commonwealth REIT	2,667,065
4,630	Equity LifeStyle Properties, Inc. REIT	266,132
412	Equity Residential REIT	25,425
20,434	Gaming and Leisure Properties, Inc. REIT	566,226
32,596	Healthpeak Properties, Inc. REIT	777,415
103,586	Host Hotels & Resorts, Inc. REIT	1,143,589
11,868	Iron Mountain, Inc. REIT(1)	282,458
19,305	Kimco Realty Corp. REIT	186,679
3,418	Lamar Advertising Co., Class A, REIT	175,275
7,180	Life Storage, Inc. REIT	678,869
23,228	Medical Properties Trust, Inc. REIT	401,612
4,841	MGM Growth Properties LLC Class A, REIT	114,586
4,743	Mid-America Apartment Communities, Inc. REIT	488,671
2,204	National Health Investors, Inc. REIT	109,142
9,968	Omega Healthcare Investors, Inc. REIT	264,551
707	Prologis, Inc. REIT	56,822
553	Public Storage REIT	109,831
8,397	Service Properties Trust REIT	45,344
13,723	Spirit Realty Capital, Inc. REIT	358,856
3,570	STORE Capital Corp. REIT	64,688
1,128	Sun Communities, Inc. REIT	140,831
12,594	VEREIT, Inc. REIT	61,585
16,342	Vornado Realty Trust REIT	591,744
29,974	Weingarten Realty Investors REIT	432,525
6,881	Welltower, Inc. REIT	315,012
4,982	WP Carey, Inc. REIT	289,355

		13,205,613

	Retailing - 4.3%
1,413	AutoZone, Inc.*	1,195,398
20,234	Best Buy Co., Inc.	1,153,338
888	Burlington Stores, Inc.*	140,712
6,401	Dollar General Corp.	966,615
36,529	Gap, Inc.	257,164
15,298	Genuine Parts Co.	1,030,014
9,017	Home Depot, Inc.	1,683,564
17,016	Kohl’s Corp.	248,263
19,060	LKQ Corp.*	390,921
1,670	Lowe’s Cos., Inc.	143,704
31,498	Nordstrom, Inc.(1)	483,179
1,363	O’Reilly Automotive, Inc.*	410,331
1,722	Ross Stores, Inc.	149,762
16,810	Target Corp.	1,562,826
443	Tiffany & Co.	57,369
13,141	TJX Cos., Inc.	628,271
12,101	Williams-Sonoma, Inc.	514,535

		11,015,966

	Semiconductors & Semiconductor Equipment - 3.7%
8,850	Applied Materials, Inc.	405,507
1,854	Broadcom, Inc.	439,584
10,853	Cirrus Logic, Inc.*	712,282
56,377	Intel Corp.	3,051,123
4,872	KLA Corp.	700,301
1,464	Lam Research Corp.	351,360
1,177	Maxim Integrated Products, Inc.	57,214
7,307	Micron Technology, Inc.*	307,333
11,443	Qorvo, Inc.*	922,649
13,119	QUALCOMM, Inc.	887,500

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Semiconductors & Semiconductor Equipment - 3.7% - (continued)
10,335	Skyworks Solutions, Inc.	$923,742
562	SolarEdge Technologies, Inc.*	46,017
8,502	Texas Instruments, Inc.	849,605

		9,654,217

	Software & Services - 11.4%
18,593	Accenture plc Class A	3,035,493
3,068	Adobe, Inc.*	976,360
1,214	Akamai Technologies, Inc.*	111,069
40,025	Amdocs Ltd.	2,200,174
18,902	Booz Allen Hamilton Holding Corp.	1,297,433
7,272	Broadridge Financial Solutions, Inc.	689,604
6,510	CACI International, Inc. Class A*	1,374,587
1,035	Cadence Design Systems, Inc.*	68,351
11,216	Citrix Systems, Inc.	1,587,625
14,944	Cognizant Technology Solutions Corp. Class A	694,448
572	Fair Isaac Corp.*	175,999
2,261	Fortinet, Inc.*	228,745
28,015	Genpact Ltd.	818,038
12,386	International Business Machines Corp.	1,373,979
5,621	j2 Global, Inc.	420,732
1,716	Jack Henry & Associates, Inc.	266,392
13,468	Leidos Holdings, Inc.	1,234,342
5,309	Mastercard, Inc. Class A	1,282,442
21,410	MAXIMUS, Inc.	1,246,062
14,357	Microsoft Corp.	2,264,242
15,152	Oracle Corp.	732,296
9,820	Paychex, Inc.	617,874
5,418	Sabre Corp.	32,129
221	salesforce.com, Inc.*	31,820
3,222	Synopsys, Inc.*	414,961
1,711	Tyler Technologies, Inc.*	507,414
8,171	Visa, Inc. Class A	1,316,512
14,695	VMware, Inc. Class A*(1)	1,779,565
143,647	Western Union Co.	2,604,320

		29,383,008

	Technology Hardware & Equipment - 7.7%
8,618	Amphenol Corp. Class A	628,080
10,083	Apple, Inc.	2,564,006
14,271	CDW Corp.	1,331,056
5,220	Ciena Corp.*	207,808
54,602	Cisco Systems, Inc.	2,146,405
2,626	Corning, Inc.	53,938
9,723	Dolby Laboratories, Inc. Class A	527,084
3,306	F5 Networks, Inc.*	352,519
38,255	Hewlett Packard Enterprise Co.	371,456
82,170	HP, Inc.	1,426,471
42,239	Jabil, Inc.	1,038,235
39,879	Juniper Networks, Inc.	763,284
2,211	Keysight Technologies, Inc.*	185,016
5,266	Motorola Solutions, Inc.	699,957
16,075	NetApp, Inc.	670,167
43,958	Seagate Technology plc	2,145,150
8,657	SYNNEX Corp.	632,827
13,823	TE Connectivity Ltd.	870,573
12,832	Tech Data Corp.*	1,679,067
697	Ubiquiti, Inc.(1)	98,681
16,800	Viavi Solutions, Inc.*	188,328
43,750	Xerox Holdings Corp.*	828,625
2,020	Zebra Technologies Corp. Class A*	370,872

		19,779,605

	Telecommunication Services - 3.7%
115,474	AT&T, Inc.	3,366,067
1,495	GCI Liberty, Inc. Class A*	85,170

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Telecommunication Services - 3.7% - (continued)
19,443	T-Mobile U.S., Inc.*	$1,631,268
82,339	Verizon Communications, Inc.	4,424,074

		9,506,579

	Transportation - 0.7%
2,316	Alaska Air Group, Inc.	65,937
12,844	CH Robinson Worldwide, Inc.	850,273
7,299	Delta Air Lines, Inc.	208,240
11,040	JetBlue Airways Corp.*	98,808
1,078	Landstar System, Inc.	103,337
2,881	Southwest Airlines Co.	102,592
4,782	United Airlines Holdings, Inc.*	150,872
2,897	United Parcel Service, Inc. Class B	270,638

		1,850,697

	Utilities - 5.7%
4,769	AES Corp.	64,858
11,673	Alliant Energy Corp.	563,689
3,621	Ameren Corp.	263,717
7,622	American Electric Power Co., Inc.	609,608
4,038	Avangrid, Inc.	176,784
4,415	Avista Corp.	187,593
5,310	CenterPoint Energy, Inc.	82,039
11,098	CMS Energy Corp.	652,007
10,645	Consolidated Edison, Inc.	830,310
3,319	Dominion Energy, Inc.	239,599
4,943	DTE Energy Co.	469,437
7,486	Duke Energy Corp.	605,468
8,351	Entergy Corp.	784,743
9,465	Evergy, Inc.	521,048
3,412	Eversource Energy	266,852
14,884	Exelon Corp.	547,880
19,741	FirstEnergy Corp.	791,022
8,284	Hawaiian Electric Industries, Inc.	356,626
22,860	MDU Resources Group, Inc.	491,490
7,993	NextEra Energy, Inc.	1,923,276
1,388	NorthWestern Corp.	83,044
2,753	Pinnacle West Capital Corp.	208,650
6,290	Portland General Electric Co.	301,543
39,235	PPL Corp.	968,320
8,298	Public Service Enterprise Group, Inc.	372,663
2,746	Sempra Energy	310,271
20,340	Southern Co.	1,101,208
5,520	WEC Energy Group, Inc.	486,478
9,097	Xcel Energy, Inc.	548,549

		14,808,772

	Total Common Stocks (cost $296,646,609)	$257,508,144

SHORT-TERM INVESTMENTS - 1.9%
	Securities Lending Collateral - 1.9%
242,242	Citibank NA DDCA, 0.08%, 4/1/2020(2)	242,242
2,596,558	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.30%(2)	2,596,558
515,717	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.32%(2)	515,717
1,482,169	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.23%(2)	1,482,169

		4,836,686

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.9% - (continued)
	U.S. Treasury - 0.0%
9,000	0.07%, 12/31/2020(3)(4)	$8,993
11,000	0.08%, 09/10/2020(3)(4)	10,995
65,000	0.28%, 06/18/2020(3)(4)	64,987

		84,975

	Total Short-Term Investments (cost $4,921,638)	$4,921,661

Total Investments (cost $301,568,247)	101.6%	$262,429,805
Other Assets and Liabilities	(1.6)%	(4,102,187)

Total Net Assets	100.0%	$258,327,618

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2020, the market value of securities pledged was $84,975.

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Futures Contracts Outstanding at March 31, 2020
Description	Numberof Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	5	06/19/2020	$642,425	$(28,308)

Total futures contracts				$(28,308)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$108,783	$108,783	$—	$—
Banks	9,044,497	9,044,497	—	—
Capital Goods	13,933,725	13,933,725	—	—
Commercial & Professional Services	2,542,170	2,542,170	—	—
Consumer Durables & Apparel	5,200,901	5,200,901	—	—
Consumer Services	2,442,502	2,442,502	—	—
Diversified Financials	3,744,359	3,744,359	—	—
Energy	4,496,813	4,496,813	—	—
Food & Staples Retailing	9,398,696	9,398,696	—	—
Food, Beverage & Tobacco	10,528,266	10,528,266	—	—
Health Care Equipment & Services	23,103,549	23,103,549	—	—
Household & Personal Products	3,306,480	3,306,480	—	—
Insurance	16,651,546	16,651,546	—	—
Materials	9,876,086	9,876,086	—	—
Media & Entertainment	11,908,510	11,908,510	—	—
Pharmaceuticals, Biotechnology & Life Sciences	22,016,804	22,016,804	—	—
Real Estate	13,205,613	13,205,613	—	—
Retailing	11,015,966	11,015,966	—	—
Semiconductors & Semiconductor Equipment	9,654,217	9,654,217	—	—
Software & Services	29,383,008	29,383,008	—	—
Technology Hardware & Equipment	19,779,605	19,779,605	—	—
Telecommunication Services	9,506,579	9,506,579	—	—
Transportation	1,850,697	1,850,697	—	—
Utilities	14,808,772	14,808,772	—	—
Short-Term Investments	4,921,661	4,836,686	84,975	—

Total	$262,429,805	$262,344,830	$84,975	$—

Liabilities
Futures Contracts(2)	$(28,308)	$(28,308)	$—	$—

Total	$(28,308)	$(28,308)	$—	$—

(1)	For the six-month period ended March 31, 2020, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor ETFs

Glossary (abbreviations used in the preceding Schedules of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

42

Hartford Multifactor ETFs

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Low Volatility US Equity ETF
Assets:
Investments in securities, at market value(1)	$1,966,481,418	$4,098,581	$37,857,434	$7,260,749
Cash	2,949,894	1,440	—	3,310
Foreign currency	4,764,335	1,157	200,653	—
Receivables:
Dividends and interest	10,465,247	23,479	235,861	14,573
Securities lending income	33,359	17	—	11
Variation margin on futures contracts	—	—	4,125	—
Tax reclaims	1,490,529	2,772	4,666	—

Total assets	1,986,184,782	4,127,446	38,302,739	7,278,643

Liabilities:
Due to custodian	—	—	51,663	—
Obligation to return securities lending collateral	20,666,732	44,272	—	29,515
Payables:
Investment securities purchased	2,193,560	—	—	—
Investment management fees	522,860	1,047	18,890	1,180
Variation margin on futures contracts	135,676	—	—	—

Total liabilities	23,518,828	45,319	70,553	30,695

Net assets	$1,962,665,954	$4,082,127	$38,232,186	$7,247,948

Summary of Net Assets:
Paid-in-capital	$2,592,149,919	$5,139,645	$66,498,983	$8,401,941
Distributable loss	(629,483,965)	(1,057,518)	(28,266,797)	(1,153,993)

Net assets	$1,962,665,954	$4,082,127	$38,232,186	$7,247,948

Net asset value per share	$22.06	$20.41	$16.62	$24.16

Shares issued and outstanding	88,950,000	200,000	2,300,000	300,000

Cost of investments	$2,343,940,813	$5,052,151	$46,388,766	$8,057,084
Cost of foreign currency	$4,692,746	$1,170	$201,696	$—

(1) Includes Investment in securities on loan, at market value	$35,751,126	$66,607	$—	$29,210

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor ETFs

Statements of Assets and Liabilities – (continued)

March 31, 2020 (Unaudited)

	Hartford Multifactor REIT ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$3,308,833	$10,339,327	$262,429,805
Cash	582	67,426	298,449
Foreign currency	—	62	—
Receivables:
Dividends and interest	23,788	16,059	485,540
Securities lending income	500	219	6,457
Tax reclaims	—	2,633	—

Total assets	3,333,703	10,425,726	263,220,251

Liabilities:
Obligation to return securities lending collateral	45,553	146,748	4,836,686
Payables:
Investment management fees	1,391	3,176	45,586
Variation margin on futures contracts	—	314	10,361

Total liabilities	46,944	150,238	4,892,633

Net assets	$3,286,759	$10,275,488	$258,327,618

Summary of Net Assets:
Paid-in-capital	$5,120,435	$16,130,005	$325,223,605
Distributable loss	(1,833,676)	(5,854,517)	(66,895,987)

Net assets	$3,286,759	$10,275,488	$258,327,618

Net asset value per share	$10.96	$20.55	$26.03

Shares issued and outstanding	300,000	500,000	9,925,000

Cost of investments	$4,971,339	$13,903,316	$301,568,247
Cost of foreign currency	$—	$64	$—

(1) Includes Investment in securities on loan, at market value	$38,025	$139,509	$4,740,214

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2020 (Unaudited)

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Low Volatility US Equity ETF
Investment Income:
Dividends	$33,314,851		$71,215	$784,204		$108,576
Interest	4,007		—	—		—
Securities lending	109,121		38	309		37
Less: Foreign tax withheld	(2,929,479)		(7,585)	(96,843)		—

Total investment income, net	30,498,500		63,668	687,670		108,613

Expenses:
Investment management fees	3,784,029		7,623	143,536		7,397

Total expenses, net	3,784,029		7,623	143,536		7,397

Net Investment Income (Loss)	26,714,471		56,045	544,134		101,216

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(126,030,833	)(1)	20,524 (1)	(7,174,750	)(1)	(134,400)
Net realized gain (loss) on futures contracts	(2,696,438)		759	(114,530)		—
Net realized gain (loss) on other foreign currency transactions	(635,270)		(1,651)	(1,222)		—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(129,362,541)		19,632	(7,290,502)		(134,400)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(430,237,985)		(1,277,784)	(9,099,632)		(1,819,988)
Net unrealized appreciation (depreciation) of futures contracts	1,172,572		—	29,330		—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	28,214		(494)	(18,689)		—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(429,037,199)		(1,278,278)	(9,088,991)		(1,819,988)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(558,399,740)		(1,258,646)	(16,379,493)		(1,954,388)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(531,685,269)		$(1,202,601)	$(15,835,359)		$(1,853,172)

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor ETFs

Statements of Operations – (continued)

For the Six-Month Period Ended March 31, 2020 (Unaudited)

	Hartford Multifactor REIT ETF	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$185,124	$175,185		$4,214,647
Interest	48	—		637
Securities lending	4,193	1,641		23,852
Less: Foreign tax withheld	—	(1,423)		(647)

Total investment income, net	189,365	175,403		4,238,489

Expenses:
Investment management fees	20,638	28,554		309,058

Total expenses, net	20,638	28,554		309,058

Net Investment Income (Loss)	168,727	146,849		3,929,431

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	751,321 (1)	(360,475	)(1)	(14,374,402	)(1)
Net realized gain (loss) on futures contracts	1,351	(10,862)		(81,084)
Net realized gain (loss) on other foreign currency transactions	—	(2,306)		—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	752,672	(373,643)		(14,455,486)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(2,531,585)	(3,341,377)		(52,226,955)
Net unrealized appreciation (depreciation) of futures contracts	(809)	1,419		(2,968)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	722		—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(2,532,394)	(3,339,236)		(52,229,923)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,779,722)	(3,712,879)		(66,685,409)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,610,995)	$(3,566,030)		$(62,755,978)

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Diversified International ETF
	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income (loss)	$26,714,471	$63,317,974	$56,045	$138,588
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(129,362,541)	(62,452,895)	19,632	(28,508)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(429,037,199)	38,750,597	(1,278,278)	(73,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	(531,685,269)	39,615,676	(1,202,601)	36,088

Distributions to Shareholders	(33,257,706)	(48,161,644)	(86,559)	(137,798)

Fund Share Transactions:
Sold	461,066,719	1,846,730,495	2,754,532	—
Redeemed	(269,145,944)	(313,561,980)	(2,751,610)	—
Other Capital	—	—	—	—

Net increase (decrease) from capital share transactions	191,920,775	1,533,168,515	2,922	—

Net Increase (Decrease) in Net Assets	(373,022,200)	1,524,622,547	(1,286,238)	(101,710)

Net Assets:
Beginning of period	2,335,688,154	811,065,607	5,368,365	5,470,075

End of period	$1,962,665,954	$2,335,688,154	$4,082,127	$5,368,365

The accompanying notes are an integral part of these financial statements.

47

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Low Volatility US Equity ETF
	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income (loss)	$544,134	$2,213,962	$101,216	$148,457
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(7,290,502)	(4,429,577)	(134,400)	369,522
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(9,088,991)	(935,898)	(1,819,988)	283,389

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,835,359)	(3,151,513)	(1,853,172)	801,368

Distributions to Shareholders	(1,684,698)	(2,004,488)	(92,259)	(140,380)

Fund Share Transactions:
Sold	—	33,068,894	1,485,560	4,275,263
Redeemed	(13,084,093)	(24,270,963)	—	(2,971,711)
Other Capital	13,039	101,198	—	—

Net increase (decrease) from capital share transactions	(13,071,054)	8,899,129	1,485,560	1,303,552

Net Increase (Decrease) in Net Assets	(30,591,111)	3,743,128	(459,871)	1,964,540

Net Assets:
Beginning of period	68,823,297	65,080,169	7,707,819	5,743,279

End of period	$38,232,186	$68,823,297	$7,247,948	$7,707,819

The accompanying notes are an integral part of these financial statements.

48

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor REIT ETF		Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six-Month Period Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income (loss)	$168,727	$796,798	$146,849	$605,140	$3,929,431	$5,596,827
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	752,672	1,164,481	(373,643)	537,803	(14,455,486)	(573,460)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,532,394)	415,498	(3,339,236)	(2,718,903)	(52,229,923)	831,976

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,610,995)	2,376,777	(3,566,030)	(1,575,960)	(62,755,978)	5,855,343

From distributable earnings	(95,000)	(833,172)	—	—	(3,861,894)	(5,407,729)
From tax return of capital	—	(402,584)	—	—	—	—

Total distributions	(95,000)	(1,235,756)	(360,000)	(601,511)	(3,861,894)	(5,407,729)

Fund Share Transactions:
Sold	—	7,709,666	3,000,116	5,860,452	43,059,756	182,696,968
Redeemed	(13,007,345)	(18,538,614)	(5,932,462)	(8,794,812)	(25,605,535)	(48,956,914)
Other Capital	—	—	936	1,652	—	—

Net increase (decrease) from capital share transactions	(13,007,345)	(10,828,948)	(2,931,410)	(2,932,708)	17,454,221	133,740,054

Net Increase (Decrease) in Net Assets	(14,713,340)	(9,687,927)	(6,857,440)	(5,110,179)	(49,163,651)	134,187,668

Net Assets:
Beginning of period	18,000,099	27,688,026	17,132,928	22,243,107	307,491,269	173,303,601

End of period	$3,286,759	$18,000,099	$10,275,488	$17,132,928	$258,327,618	$307,491,269

The accompanying notes are an integral part of these financial statements.

49

Hartford Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Developed Markets (ex-US) ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$27.76	$0.28	$(5.63)	$(5.35)	$—		$(0.35)	$—	$—	$(0.35)	$22.06	(19.58	)%(5)	$1,962,666	0.29	%(6)	0.29	%(6)	2.05	%(6)	25%

For the Year Ended September 30, 2019
$28.97	$0.98	$(1.51)	$(0.53)	$—		$(0.68)	$—	$—	$(0.68)	$27.76	(1.78)%		$2,335,688	0.29%		0.29%		3.56%		63%

For the Year Ended September 30, 2018
$28.24	$0.91	$0.45 (7)	$1.36	$—	(8)	$(0.63)	$—	$—	$(0.63)	$28.97	4.85%		$811,066	0.31%		0.31%		3.17%		47%

For the Year Ended September 30, 2017
$24.60	$0.82	$3.55	$4.37	$—		$(0.73)	$—	$—	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$22.84	$0.70	$1.70	$2.40	$—		$(0.64)	$—	$—	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

For the Year Ended September 30, 2015(9)
$25.00	$0.55	$(2.35)	$(1.80)	$—		$(0.36)	$—	$—	$(0.36)	$22.84	(7.36	)%(5)	$27,406	0.50	%(6)	0.50	%(6)	3.75	%(6)	42%

Hartford Multifactor Diversified International ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$26.84	$0.28	$(6.28)	$(6.00)	$—		$(0.43)	$—	$—	$(0.43)	$20.41	(22.76	)%(5)	$4,082	0.29	%(6)	0.29	%(6)	2.13	%(6)	110%

For the Year Ended September 30, 2019
$27.35	$0.69	$(0.51)	$0.18	$—		$(0.69)	$—	$—	$(0.69)	$26.84	0.81%		$5,368	0.29%		0.29%		2.64%		38%

For the Year Ended September 30, 2018
$26.58	$0.65	$0.71	$1.36	$—		$(0.59)	$—	$—	$(0.59)	$27.35	5.16%		$5,470	0.33%		0.33%		2.37%		35%

For the Year Ended September 30, 2017(10)
$25.02	$0.30	$1.40	$1.70	$—		$(0.14)	$—	$—	$(0.14)	$26.58	6.84	%(5)	$5,317	0.39	%(6)	0.39	%(6)	3.01	%(6)	48%

Hartford Multifactor Emerging Markets ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$22.20	$0.18	$(5.20)	$(5.02)	$—		$(0.56)	$—	$—	$(0.56)	$16.62	(23.31	)%(5)	$38,232	0.44	%(6)	0.44	%(6)	1.67	%(6)	32%

For the Year Ended September 30, 2019
$23.24	$0.66	$(1.12)	$(0.46)	$0.03		$(0.61)	$—	$—	$(0.61)	$22.20	(1.90)%		$68,823	0.49%		0.49%		2.89%		78%

For the Year Ended September 30, 2018
$24.34	$0.60	$(1.24)	$(0.64)	$0.01		$(0.47)	$—	$—	$(0.47)	$23.24	(2.64)%		$65,080	0.52%		0.52%		2.42%		25%

For the Year Ended September 30, 2017
$21.62	$0.49	$2.63	$3.12	$—		$(0.40)	$—	$—	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$19.68	$0.45	$1.91	$2.36	$—		$(0.42)	$—	$—	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

For the Year Ended September 30, 2015(9)
$25.00	$0.44	$(5.55)	$(5.11)	$—		$(0.21)	$—	$—	$(0.21)	$19.68	(20.59	)%(5)	$19,685	0.65	%(6)	0.65	%(6)	3.23	%(6)	17%

The accompanying notes are an integral part of these financial statements.

50

Hartford Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Low Volatility US Equity ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$30.83	$0.39	$(6.71)		$(6.32)	$—		$(0.35)	$—	$—	$(0.35)	$24.16	(20.67	)%(5)	$7,248	0.19	%(6)	0.19	%(6)	2.60	%(6)	28%

For the Year Ended September 30, 2019
$28.72	$0.63	$2.07		$2.70	$—		$(0.59)	$—	$—	$(0.59)	$30.83	9.62%		$7,708	0.19%		0.19%		2.20%		53%

For the Year Ended September 30, 2018
$25.74	$0.54	$2.96		$3.50	$—		$(0.52)	$—	$—	$(0.52)	$28.72	13.73%		$5,743	0.22%		0.22%		2.00%		26%

For the Year Ended September 30, 2017(10)
$25.03	$0.20	$0.68		$0.88	$—		$(0.17)	$—	$—	$(0.17)	$25.74	3.53	%(5)	$3,861	0.29	%(6)	0.29	%(6)	2.05	%(6)	16%

Hartford Multifactor REIT ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$16.36	$0.30	$(5.51)		$(5.21)	$—		$(0.19)	$—	$—	$(0.19)	$10.96	(32.21	)%(5)	$3,287	0.45	%(6)	0.45	%(6)	3.68	%(6)	12%

For the Year Ended September 30, 2019
$15.38	$0.50	$1.23		$1.73	$—		$(0.51)	$—	$(0.24)	$(0.75)	$16.36	11.75%		$18,000	0.45%		0.45%		3.24%		50%

For the Year Ended September 30, 2018
$15.56	$0.59	$(0.12	)(7)	$0.47	$—		$(0.61)	$—	$(0.04)	$(0.65)	$15.38	3.27%		$27,688	0.45%		0.45%		3.89%		35%

For the Year Ended September 30, 2017(11)
$14.79	$0.50	$0.74		$1.24	$—		$(0.45)	$(0.02)	$—	$(0.47)	$15.56	8.47	%(5)	$9,337	0.50	%(6)	0.45	%(6)	3.29	%(6)	43%

Hartford Multifactor Small Cap ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$28.55	$0.26	$(7.66)		$(7.40)	$—		$(0.60)	$—	$—	$(0.60)	$20.55	(26.63	)%(5)	$10,275	0.35	%(6)	0.35	%(6)	1.80	%(6)	114%

For the Year Ended September 30, 2019
$31.78	$0.81	$(3.23)		$(2.42)	$—	(8)	$(0.81)	$—	$—	$(0.81)	$28.55	(7.46)%		$17,133	0.39%		0.39%		2.80%		50%

For the Year Ended September 30, 2018
$30.25	$0.72	$1.54		$2.26	$—	(8)	$(0.73)	$—	$—	$(0.73)	$31.78	7.52%		$22,243	0.44%		0.44%		2.26%		41%

For the Year Ended September 30, 2017
$25.46	$0.57	$4.79		$5.36	$—		$(0.57)	$—	$—	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$22.69	$0.60	$2.76		$3.36	$—		$(0.59)	$—	$—	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

For the Year Ended September 30, 2015(12)
$25.00	$0.44	$(2.54)		$(2.10)	$—		$(0.21)	$—	$—	$(0.21)	$22.69	(8.50	)%(5)	$6,807	0.60	%(6)	0.60	%(6)	3.44	%(6)	44%

The accompanying notes are an integral part of these financial statements.

51

Hartford Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor US Equity ETF

For the Six-Month Period Ended March 31, 2020 (Unaudited)
$32.20	$0.39	$(6.17)		$(5.78)	$—	$(0.39)	$—	$—	$(0.39)	$26.03	(18.11	)%(5)	$258,328	0.19	%(6)	0.19	%(6)	2.42	%(6)	32%

For the Year Ended September 30, 2019
$33.01	$0.73	$(0.89	)(7)	$(0.16)	$—	$(0.65)	$—	$—	$(0.65)	$32.20	(0.31)%		$307,491	0.19%		0.19%		2.35%		81%

For the Year Ended September 30, 2018
$28.77	$0.57	$4.15		$4.72	$—	$(0.48)	$—	$—	$(0.48)	$33.01	16.47%		$173,304	0.21%		0.21%		1.80%		36%

For the Year Ended September 30, 2017
$24.44	$0.51	$4.30		$4.81	$—	$(0.48)	$—	$—	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$22.90	$0.52	$1.53		$2.05	$—	$(0.51)	$—	$—	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

For the Year Ended September 30, 2015(9)
$25.00	$0.26	$(2.11)		$(1.85)	$—	$(0.25)	$—	$—	$(0.25)	$22.90	(7.46	)%(5)	$22,900	0.35	%(6)	0.35	%(6)	1.82	%(6)	38%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)	Per share amount is less than $0.005.
(9)	Commenced operations on February 25, 2015.
(10)	Commenced operations on May 10, 2017.
(11)	Commenced operations on October 3, 2016.
(12)	Commenced operations on March 23, 2015.

The accompanying notes are an integral part of these financial statements.

52

Hartford Multifactor ETFs

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of March 31, 2020. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Diversified International ETF (the “Multifactor Diversified International ETF”) (formerly, Hartford Multifactor Low Volatility International Equity ETF)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Low Volatility US Equity ETF (the “Multifactor Low Volatility US Equity ETF”)

Hartford Multifactor REIT ETF (the “Multifactor REIT ETF”)

Hartford Multifactor Small Cap ETF (the “Multifactor Small Cap ETF”) (formerly, Hartford Multifactor Global Small Cap ETF)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor REIT ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Multifactor Diversified International ETF and Multifactor Low Volatility US Equity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in the Fund’s assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund only in Creation Units at net asset value (“NAV”) by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Multifactor Diversified International ETF and Multifactor Low Volatility US Equity ETF commenced operations on May 10, 2017. Multifactor REIT ETF commenced operations on October 3, 2016. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based

53

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

54

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

The Board of Trustees (the “Board”) has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. The Multifactor REIT ETF dividend income and capital gain loss amounts include estimates based on prior year REIT allocations. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 8 for Securities Lending Information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF and Multifactor Emerging Markets ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor US Equity ETF is to pay dividends from net investment income, if any, quarterly. During the six-month period ended March 31, 2020, the policy of the Multifactor Small Cap ETF was to pay dividends semi-annually. Effective June 1, 2020, the policy of the Multifactor Small Cap ETF will be to pay dividends quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

55

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended March 31, 2020, the Funds had not used Foreign Currency Contracts. There were no open contracts at March 31, 2020.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended March 31, 2020, Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF had used Futures Contracts.

c)	Additional Derivative Instrument Information:

Multifactor Developed Markets (ex-US) ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,129,525	$—	$—	$1,129,525

Total	$—	$—	$—	$1,129,525	$—	$—	$1,129,525

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

56

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

Multifactor Developed Markets (ex-US) ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(2,696,438)	$—	$—	$(2,696,438)

Total	$—	$—	$—	$(2,696,438)	$—	$—	$(2,696,438)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,172,572	$—	$—	$1,172,572

Total	$—	$—	$—	$1,172,572	$—	$—	$1,172,572

For the period ended March 31, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	114

Multifactor Diversified International ETF

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$759	$—	$—	$759

Total	$—	$—	$—	$759	$—	$—	$759

For the period ended March 31, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	—

Multifactor Emerging Markets ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$21,562	$—	$—	$21,562

Total	$—	$—	$—	$21,562	$—	$—	$21,562

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

57

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

Multifactor Emerging Markets ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(114,530)	$—	$—	$(114,530)

Total	$—	$—	$—	$(114,530)	$—	$—	$(114,530)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$29,330	$—	$—	$29,330

Total	$—	$—	$—	$29,330	$—	$—	$29,330

For the period ended March 31, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	7

Multifactor REIT ETF

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,351	$—	$—	$1,351

Total	$—	$—	$—	$1,351	$—	$—	$1,351

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(809)	$—	$—	$(809)

Total	$—	$—	$—	$(809)	$—	$—	$(809)

For the period ended March 31, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	1

Multifactor Small Cap ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$2,265	$—	$—	$2,265

Total	$—	$—	$—	$2,265	$—	$—	$2,265

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

58

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

Multifactor Small Cap ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(10,862)	$—	$—	$(10,862)

Total	$—	$—	$—	$(10,862)	$—	$—	$(10,862)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,419	$—	$—	$1,419

Total	$—	$—	$—	$1,419	$—	$—	$1,419

For the period ended March 31, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	1

Multifactor US Equity ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$28,308	$—	$—	$28,308

Total	$—	$—	$—	$28,308	$—	$—	$28,308

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2020:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(81,084)	$—	$—	$(81,084)

Total	$—	$—	$—	$(81,084)	$—	$—	$(81,084)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(2,968)	$—	$—	$(2,968)

Total	$—	$—	$—	$(2,968)	$—	$—	$(2,968)

For the period ended March 31, 2020, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	5

59

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of March 31, 2020:

Multifactor Developed Markets (ex-US) ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,129,525	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,129,525	—

Derivatives not subject to a MNA	(1,129,525)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Emerging Markets ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$21,562	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	21,562	—

Derivatives not subject to a MNA	(21,562)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Small Cap ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(2,265)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(2,265)

Derivatives not subject to a MNA	—	2,265

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor US Equity ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(28,308)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(28,308)

Derivatives not subject to a MNA	—	28,308

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

60

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2020. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Multifactor Developed Markets (ex-US) ETF	$107,334,369	$22,556,977
Multifactor Diversified International ETF	123,557	—
Multifactor Emerging Markets ETF	6,704,506	5,173,561
Multifactor Low Volatility US Equity ETF	148,022	72,935
Multifactor REIT ETF	598,680	140,270
Multifactor Small Cap ETF	1,200,254	701,424
Multifactor US Equity ETF	9,907,946	3,578,510

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2020 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Depreciation
Multifactor Developed Markets (ex-US) ETF	$2,343,940,813	$49,761,323	$(426,091,193)	$(376,329,870)
Multifactor Diversified International ETF	5,052,151	61,792	(1,015,362)	(953,570)
Multifactor Emerging Markets ETF	46,388,766	816,990	(9,326,760)	(8,509,770)
Multifactor Low Volatility US Equity ETF	8,057,084	291,028	(1,087,363)	(796,335)
Multifactor REIT ETF	4,971,339	152,740	(1,815,246)	(1,662,506)
Multifactor Small Cap ETF	13,903,316	156,018	(3,722,273)	(3,566,255)
Multifactor US Equity ETF	301,568,247	5,335,399	(44,502,149)	(39,166,750)

7.	Expenses:

a)

Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.

61

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2020; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Low Volatility US Equity ETF	0.19%
Multifactor REIT ETF	0.45%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%

Prior to November 6, 2019, Multifactor Small Cap ETF paid the rate of 0.39% to Lattice for investment advisory services rendered. The rate was accrued daily and paid monthly based on the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The Adviser also does not pay any acquired fund fees and expenses. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets.

For the six-month period ended March 31, 2020, the Funds did not pay any Rule 12b-1 fees.

c)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended March 31, 2020, the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by HFMC. As part of the Trust’s Chief Compliance Services Agreement, HFMC pays any CCO compensation on behalf of the Funds.

8.	Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

62

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2020.

Fund	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(3)	Net Amount(2)
Multifactor Developed Markets (ex-US) ETF	$35,751,126	$(35,751,126)	—
Multifactor Diversified International ETF	66,607	(66,607)	—
Multifactor Low Volatility US Equity ETF	29,210	(29,210)	—
Multifactor REIT ETF	38,025	(38,025)	—
Multifactor Small Cap ETF	139,509	(139,509)	—
Multifactor US Equity ETF	4,740,214	(4,740,214)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
(3)	Collateral received in excess of the market value of securities on loan is not presented in this table.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$20,666,732	$16,651,961
Multifactor Diversified International ETF	44,272	26,058
Multifactor Low Volatility US Equity ETF	29,515	—
Multifactor REIT ETF	45,553	—
Multifactor Small Cap ETF	146,748	—
Multifactor US Equity ETF	4,836,686	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multifactor Developed Markets (ex-US) ETF
Securities Lending Transactions(1)
Common Stocks	$20,666,732	$—	$—	$—	$20,666,732

Total Borrowings	$20,666,732	$—	$—	$—	$20,666,732

Gross amount of recognized liabilities for securities lending transactions					$20,666,732

Multifactor Diversified International ETF
Securities Lending Transactions(1)
Common Stocks	$44,272	$—	$—	$—	$44,272

Total Borrowings	$44,272	$—	$—	$—	$44,272

Gross amount of recognized liabilities for securities lending transactions					$44,272

Multifactor Low Volatility US Equity ETF
Securities Lending Transactions(1)
Common Stocks	$29,515	$—	$—	$—	$29,515

Total Borrowings	$29,515	$—	$—	$—	$29,515

Gross amount of recognized liabilities for securities lending transactions					$29,515

Multifactor REIT ETF
Securities Lending Transactions(1)
Common Stocks	$45,553	$—	$—	$—	$45,553

Total Borrowings	$45,553	$—	$—	$—	$45,553

Gross amount of recognized liabilities for securities lending transactions					$45,553

63

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Multifactor Small Cap ETF
Securities Lending Transactions(1)
Common Stocks	$146,748	$—	$—	$—	$146,748

Total Borrowings	$146,748	$—	$—	$—	$146,748

Gross amount of recognized liabilities for securities lending transactions					$146,748

Multifactor US Equity ETF
Securities Lending Transactions(1)
Common Stocks	$4,836,686	$—	$—	$—	$4,836,686

Total Borrowings	$4,836,686	$—	$—	$—	$4,836,686

Gross amount of recognized liabilities for securities lending transactions					$4,836,686

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, Lattice, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

11.	Investment Transactions:

For the six-month period ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Total Cost of Purchases	Total Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$623,401,371	$631,199,730
Multifactor Diversified International ETF	5,742,388	5,636,131
Multifactor Emerging Markets ETF	19,980,136	26,989,782
Multifactor Low Volatility US Equity ETF	2,150,985	2,143,231
Multifactor REIT ETF	1,196,639	1,050,474
Multifactor Small Cap ETF	17,730,031	17,570,163
Multifactor US Equity ETF	103,254,892	99,997,273

For the six-month period ended March 31, 2020, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$446,875,963	$261,169,320	$1,878,392
Multifactor Diversified International ETF	2,415,929	2,556,642	514,357
Multifactor Emerging Markets ETF	—	7,473,193	(1,469,390)
Multifactor Low Volatility US Equity ETF	1,485,302	—	—
Multifactor REIT ETF	—	13,008,756	866,030
Multifactor Small Cap ETF	2,663,871	5,897,805	1,232,500
Multifactor US Equity ETF	38,231,454	20,829,584	(6,760)

12.	Share Transactions:

Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when

64

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee may be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard Creation Unit Shares	Standard In-Kind Creation Fee	Value at March 31, 2020	Standard In-Kind Redemption Fee
Multifactor Developed Markets (ex-US) ETF	50,000	$3,000	$1,103,000	$3,000
Multifactor Diversified International ETF	100,000	2,000	2,041,000	2,000
Multifactor Emerging Markets ETF	100,000	1,750	1,662,000	1,750
Multifactor Low Volatility US Equity ETF	50,000	650	1,208,000	650
Multifactor REIT ETF	50,000	250	548,000	250
Multifactor Small Cap ETF	50,000	1,000	1,027,500	1,000
Multifactor US Equity ETF	25,000	800	650,750	800

Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor REIT ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF and Multifactor Low Volatility US Equity ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor US Equity ETF will only issue or redeem Creation Units of 25,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Developed Markets (ex-US) ETF, Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor Small Cap will only issue or redeem Creation Units of 50,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Diversified International ETF and Multifactor Emerging Markets ETF will only issue or redeem Creation Units of 100,000 shares to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the six-month period ended March 31, 2020, and the year ended September 30, 2019:

	For the Six-Month Period Ended March 31, 2020		For the Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Multifactor Developed Markets (ex-US) ETF
Shares Sold	16,000,000	$461,066,719	67,400,000	$1,846,730,495
Shares Redeemed	(11,200,000)	(269,145,944)	(11,250,000)	(313,561,980)

Net Increase (Decrease)	4,800,000	191,920,775	56,150,000	1,533,168,515

Multifactor Diversified International ETF
Shares Sold	100,000	$2,754,532	—	$—
Shares Redeemed	(100,000)	(2,751,610)	—	—

Net Increase (Decrease)	—	2,922	—	—

Multifactor Emerging Markets ETF
Shares Sold	—	$—	1,400,000	$33,068,894
Shares Redeemed	(800,000)	(13,084,093)	(1,100,000)	(24,270,963)
Other Capital	—	13,039	—	101,198

Net Increase (Decrease)	(800,000)	(13,071,054)	300,000	8,899,129

65

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

	For the Six-Month Period Ended March 31, 2020		For the Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Multifactor Low Volatility US Equity ETF
Shares Sold	50,000	$1,485,560	150,000	$4,275,263
Shares Redeemed	—	—	(100,000)	(2,971,711)

Net Increase (Decrease)	50,000	1,485,560	50,000	1,303,552

Multifactor REIT ETF
Shares Sold	—	$—	500,000	$7,709,666
Shares Redeemed	(800,000)	(13,007,345)	(1,200,000)	(18,538,614)

Net Increase (Decrease)	(800,000)	(13,007,345)	(700,000)	(10,828,948)

Multifactor Small Cap ETF
Shares Sold	100,000	$3,000,116	200,000	$5,860,452
Shares Redeemed	(200,000)	(5,932,462)	(300,000)	(8,794,812)
Other Capital	—	936	—	1,652

Net Increase (Decrease)	(100,000)	(2,931,410)	(100,000)	(2,932,708)

Multifactor US Equity ETF
Shares Sold	1,300,000	$43,059,756	5,900,000	$182,696,968
Shares Redeemed	(925,000)	(25,605,535)	(1,600,000)	(48,956,914)

Net Increase (Decrease)	375,000	17,454,221	4,300,000	133,740,054

13.	Affiliate Holdings:

As of March 31, 2020, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Multifactor Diversified International ETF	40%
Multifactor Low Volatility US Equity ETF	40%

As of March 31, 2020, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds. Affiliated funds of funds owned shares in the Fund listed below as follows:

Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	3%
Multifactor Emerging Markets ETF	6%
Multifactor US Equity ETF	28%

14.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Management has evaluated the implication of additional disclosure and determined there is no impact to the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those

66

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2020 (Unaudited)

disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended March 31, 2020, events and transactions subsequent to March 31, 2020, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

During the six-month period ended March 31, 2020, the Trust’s registered independent public accounting firm changed from Ernst & Young LLP to PricewaterhouseCoopers LLC (“PwC”). PwC will serve as the Trust’s registered independent public accounting firm for the fiscal year ended September 30, 2020.

The affects to public health, business and market conditions resulting from the coronavirus (COVID-19) pandemic that escalated during the first quarter of 2020 and has extended into the second quarter of 2020 may have a significant negative impact on the performance of the Funds’ investments. The extent and duration of this impact is currently unclear.

67

Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

68

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2020), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2020

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.

ETFSAR-MLT20    05/20    216747    LAT001800    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 8, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 8, 2020	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 8, 2020	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)